As filed with the Securities and Exchange Commission on July 17, 2026

Securities Act File No. 333-[ ]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

COLUMBIA ETF TRUST I

(Exact Name of Registrant as Specified in Charter)

290 Congress Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Michael G. Clarke c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, Massachusetts 02210	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, Massachusetts 02210

(Name and Address of Agents for Service)

TITLE OF SECURITIES BEING REGISTERED:

Shares of Beneficial Interest, no par value, of Columbia Large Cap Growth ETF, a series of the Registrant.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective on August 17, 2026, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

COLUMBIA FUNDS SERIES TRUST I

Columbia Integrated Large Cap Growth Fund II

290 Congress Street

Boston, MA 02210

1-800-345-6611

www.columbiathreadneedleus.com

August 17, 2026

Dear Shareholder:

I am writing to inform you about a transaction that will affect your investment in Columbia Integrated Large Cap Growth Fund II (the “Target Fund”).

You are receiving this combined Information Statement and Prospectus (the “Combined Information Statement/Prospectus”) because you own shares in the Target Fund. The Target Fund is a series of Columbia Funds Series Trust I (“CFST I”) and is managed by Columbia Management Investment Advisers, LLC (“Columbia Threadneedle”). We are pleased to inform you of the planned merger of the Target Fund, which is a mutual fund, with and into an exchange-traded fund (“ETF”), which is also managed by Columbia Threadneedle. The Funds have substantially the same investment strategies and policies (though the Acquiring Fund is an ETF and the Target Fund is permitted to invest in ETFs) and similar investment restrictions. The Acquiring Fund, like the Target Fund, focuses on equity securities of large capitalization companies.

Pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the Target Fund will be merged with and into Columbia Large Cap Growth ETF (the “Acquiring Fund”), an ETF that is a series of Columbia ETF Trust I, a Massachusetts business trust (“ETF Trust I”) (the “Reorganization”).

The Agreement, which is by and among CFST I, on behalf of the Target Fund, ETF Trust I, on behalf of the Acquiring Fund, and Columbia Threadneedle (solely with respect to Sections 5.3, 7.3, 10.2 and 12.2), provides for: (i) the acquisition of the assets and assumption of the liabilities and obligations of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired (less the value of any cash delivered to the Target Fund for distribution to Target Fund shareholders (a) in lieu of any fractional shares of the Acquiring Fund that would have otherwise been distributable to such shareholders and (b) to shareholders who do not have a brokerage account to receive Acquiring Fund Shares and instead receive a distribution of cash equal to the net asset value of their Target Fund shares surrendered in the Reorganization (“Cash-Out Shareholders”); (ii) the pro rata distribution of such shares to the shareholders of the Target Fund, with cash distributed (a) in lieu of fractional shares of the Acquiring Fund and (b) to Cash-Out Shareholders; and (iii) the complete liquidation and dissolution of the Target Fund, all upon the terms and conditions set forth in the Agreement. The Agreement has been filed as an exhibit to the Acquiring Fund’s Registration Statement on Form N-14 of which the Combined Information Statement/Prospectus is a part.

In connection with the Reorganization, shareholders will receive ETF shares of the Acquiring Fund equal in value to their investment in the Target Fund (less the value of cash to be distributed (a) in lieu of fractional shares of the Acquiring Fund and (b) to Cash-Out Shareholders). As discussed further below, some shareholders may need to take additional action in order to buy and sell shares of the Acquiring Fund received in connection with the Reorganization. However, the Reorganization will not dilute the value of your investment. Cash payments received in lieu of fractional shares of the Acquiring Fund (because the Acquiring Fund does not issue fractional shares, as it trades in whole shares only) or to Cash-Out Shareholders will be taxable for shareholders who hold fractional shares in a taxable account.

After careful consideration, the Board has unanimously approved the Reorganization based on its determination that it is in the best interest of Target Fund shareholders. Expected benefits of the Reorganization include a lower expense ratio for the Acquiring Fund when compared to the gross and net expense ratio of

Class Inst shares of the Target Fund and improved tax efficiency associated with the ETF structure. Class Inst is the oldest and only class of shares currently offered by the Target Fund. The Reorganization is currently expected to occur on or about November 23, 2026, though the Reorganization may be delayed. Shareholder approval of the Reorganization is not required. The Combined Information Statement/Prospectus is for informational purposes only, and you do not need to do anything in response to receiving it except confirm whether you have a brokerage account that can accept shares of an ETF and to consider opening such an account, if you wish to transact in shares of the Acquiring Fund. We are not asking you for a proxy (i.e., for vote instructions), and you are requested not to send a proxy (provide voting instructions). Details regarding the terms of the Reorganization, including its potential benefits and costs to shareholders and information for shareholders who are not currently eligible to hold ETF shares, are discussed in the Combined Information Statement/Prospectus, which we urge you to review carefully. Please read this Combined Information Statement/Prospectus and keep it for future reference.

Sincerely,

Michael G. Clarke, President

Columbia Funds Series Trust I

COLUMBIA FUNDS SERIES TRUST I

Columbia Integrated Large Cap Growth Fund II

COMBINED INFORMATION STATEMENT/PROSPECTUS

August 17, 2026

Columbia Management Investment Advisers, LLC (“Columbia Threadneedle”) has recommended, and the Board of Trustees of Columbia Integrated Large Cap Growth Fund II (the “Target Fund”) has approved, a proposal to reorganize the Target Fund into Columbia Large Cap Growth ETF (the “Acquiring Fund”). Both the Target Fund and the Acquiring Fund are managed by Columbia Threadneedle. It is proposed that the Target Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through a merger with and into the Acquiring Fund (the “Reorganization”). The Target Fund and Acquiring Fund are referred to collectively as the “Funds.” No shareholder approval is required to effect the Reorganization, which is expected to be completed on or about November 23, 2026.

This is a brief overview of the Reorganization of the Target Fund. We encourage you to read the full text of the enclosed combined Information Statement/Prospectus (the “Combined Information Statement/Prospectus”) to obtain detailed information with respect to the Reorganization of the Target Fund. This Combined Information Statement/Prospectus was first mailed to shareholders of the Target Fund beginning on or about September 17, 2026.

SHAREHOLDER APPROVAL OF THE REORGANIZATION IS NOT REQUIRED. THIS COMBINED INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATIONAL PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT EXCEPT TO CONFIRM WHETHER YOU HAVE A BROKERAGE ACCOUNT THAT CAN ACCEPT SHARES OF AN ETF AND TO CONSIDER OPENING SUCH AN ACCOUNT, IF NEEDED. NO FUND IS ASKING YOU FOR A PROXY OR TO VOTE ON ANYTHING WITH RESPECT TO THE REORGANIZATION AND YOU ARE NOT BEING REQUESTED TO SEND A PROXY OR ANY VOTING INSTRUCTION TO THE FUND WITH RESPECT TO THE REORGANIZATION.

Shareholders of the Target Fund should know the options available to them with respect to the Reorganization, including (i) maintaining current positions in Target Fund shares and receiving shares of the Acquiring Fund (“Acquisition Shares”) on the Closing Date (as defined below); (ii) exchanging Target Fund shares for shares of another Columbia Threadneedle mutual fund prior to the Reorganization; and (iii) redeeming Target Fund shares prior to the Reorganization. Target Fund shareholders holding shares in a taxable account should also consider possible tax consequences of (ii) and (iii).

Importantly, in order to buy and sell Acquisition Shares received as a result of the Reorganization, Target Fund shareholders must hold their Target Fund shares through a brokerage account that can hold shares of an ETF. If Target Fund shareholders do not hold their Target Fund shares through a brokerage account that can hold shares of an ETF, their shares will be liquidated, and the proceeds will be sent to the shareholder of record and will be a taxable event.

No further action is required for Target Fund shareholders that hold shares of the Target Fund through a brokerage account that can hold shares of an ETF.

Q: What information is included in the Combined Information Statement/Prospectus?

The enclosed Combined Information Statement/Prospectus provides information about the Reorganization of the Target Fund, and information about the ETF shares that you will receive as a result of the

Reorganization. Although the Combined Information Statement/Prospectus includes information that you should review and keep for future reference, it is not a solicitation of a proxy from you. You are not being asked to vote on any matter in connection with the Reorganization.

Q: What is a fund reorganization?

A fund reorganization involves one target fund transferring all of its assets to an acquiring fund in exchange for shares of such acquiring fund and the assumption by the acquiring fund of all liabilities and obligations of the target fund. Once completed, shareholders of the fund being reorganized (i.e., the target fund) will hold shares of the acquiring fund, and the target fund thereafter is typically dissolved, which will be the case for the Target Fund.

Q: What funds will be involved in the Reorganization?

The Combined Information Statement/Prospectus provides information about the Reorganization of the Target Fund into the Acquiring Fund, as set forth in the table below:

Target Fund		Acquiring Fund
Columbia Integrated Large Cap Growth Fund II	g	Columbia Large Cap Growth ETF

Q: What actions do I need to take in connection with the Reorganization?

None – unless you hold Target Fund shares in an account that cannot transact in ETF shares. In order to buy and sell the shares of the Acquiring Fund you receive in the Reorganization, you would need to hold such shares in a brokerage account that can transact in ETF shares.

In accordance with the Target Fund’s Agreement and Declaration of Trust and applicable state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”)), the Reorganization may be effected without the approval of shareholders of the Target Fund. Your Target Fund shares will automatically be converted into shares of the Acquiring Fund on the Closing Date of the Reorganization of the Target Fund with and into the Acquiring Fund. You will receive written confirmation that this change has taken place. No certificates for shares will be issued in connection with the Reorganization. The aggregate net asset value (the “NAV”) of the Acquisition Shares you receive in the Reorganization will be equal to the aggregate NAV of the shares you own in the Target Fund computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date (as defined below) less cash you receive (a) in lieu of fractional Acquisition Shares or (b) because you do not have a brokerage account to receive Acquiring Fund Shares and will instead receive a distribution of cash equal to the net asset value of your Target Fund shares surrendered in the Reorganization (referred to herein as a “Cash-Out Shareholder”). If you sell your shares or are otherwise no longer a shareholder of the Target Fund as of the Closing Date of the Reorganization, this transaction will not impact you. Class Inst is the oldest and only class of shares currently offered by the Target Fund.

It is important for you to determine whether you hold your Target Fund shares in the type of account that can accommodate the ETF shares that will be received in the Reorganization. If you hold your shares of the Target Fund in an account directly with the Target Fund at the Target Fund’s transfer agent or in a brokerage account with a financial intermediary that only allows you to hold mutual fund shares, you will need to set up a brokerage account that allows investments in ETF shares if the Reorganization is consummated and you wish to transact in shares of the Acquiring Fund.

In order to buy and sell Acquisition Shares received as a result of the Reorganization, you must hold your Target Fund shares through a brokerage account that can hold shares of an ETF. If you do not hold your Target Fund shares through a brokerage account that can hold shares of an ETF, your shares will be liquidated, and the proceeds will be sent to the shareholder of record and will be a taxable event.

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No further action is required for Target Fund shareholders that hold shares of the Target Fund through a brokerage account that can hold shares of an ETF.

For more information see the section of the enclosed Combined Information Statement/Prospectus titled “Section A – The Reorganization – Summary – Important Information for Target Fund Shareholders.”

Q: Why did Columbia Threadneedle propose the Reorganization?

Columbia Threadneedle, the investment manager for the Target Fund and Acquiring Fund, has recommended the Reorganization because it believes that the Reorganization is in the best interests of shareholders of the Target Fund and the Acquiring Fund. Columbia Threadneedle believes that reorganizing the Target Fund into the Acquiring Fund and the resulting conversion into an ETF may offer operational advantages, including lower overall operating expenses, potentially more efficient portfolio management, and more flexible trading of shares of the Acquiring Fund (i.e., the ability of shareholders to buy or sell shares at current market prices throughout the trading hours of NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”), the exchange upon which shares of the Acquiring Fund are listed and traded). Further, management believes that, absent the Reorganization, the Target Fund, is unlikely to achieve long-term economic viability. For more information, please see “What are some features of ETFs that differ from mutual funds?” below. Following the Reorganization, shareholders of the Target Fund would be invested in a fund with a lower net annual fund operating expense ratio. Please refer to “Section A – The Reorganization – Summary – Fees and Expenses” and “Section A – The Reorganization – Synopsis – Comparison of Management of the Funds” in the enclosed Combined Information Statement/Prospectus for a detailed discussion of the Reorganization’s expected impact on management fee rates and total and net annual fund operating expense ratios. The Acquiring Fund, like the Target Fund, seeks capital appreciation as its investment objective. Each Fund focuses on equity securities of large capitalization companies and uses the Russell 1000® Growth Index as its primary performance benchmark. The Funds have substantially the same investment strategies and policies (though the Acquiring Fund is an ETF and the Target Fund is permitted to invest in ETFs) and similar investment restrictions. Please see “The Reorganization – Synopsis – Comparison of Investment Objectives, Principal Investment Strategies and Non-Fundamental Investment Policies” in the enclosed “Combined Information Statement/Prospectus” for a detailed comparison of the investment objective, principal investment strategies and risks of the two Funds.

Q: What will happen if the Reorganization occurs?

If the closing conditions of the Reorganization under the Agreement are satisfied or waived, then shareholders of the Target Fund will become shareholders of the Acquiring Fund on or about November 23, 2026 (the “Closing Date”) and will no longer be shareholders of the Target Fund. Shareholders of the Target Fund will receive shares of the Acquiring Fund with an equivalent aggregate NAV of their shares of the Target Fund (less the value of cash to be distributed in lieu of fractional Acquisition Shares and to Cash-Out Shareholders).

In particular, the Agreement provides that (1) the assets of the Target Fund will be acquired by the Acquiring Fund and the liabilities and obligations of the Target Fund will be assumed by the Acquiring Fund in exchange for Acquisition Shares of equal value to the net assets attributable to shares of the Target Fund being acquired, with cash to be delivered to the Target Fund (a) in lieu of fractional Acquisition Shares that would otherwise be distributed to shareholders of the Target Fund and (b) to Cash-Out Shareholders; and (2) the Acquisition Shares received by the Target Fund in the exchange will then be distributed pro rata to shareholders of the Target Fund, with the cash equivalent to the value of (i) any fractional Acquisition Shares due to shareholders being delivered to such shareholders and (ii) the Target Fund shares surrendered in the Reorganization by Cash-Out Shareholders being delivered to such shareholders. After the Acquisition Shares and cash are distributed to the Target Fund’s shareholders, the Target Fund will be liquidated.

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Q: What are some features of ETFs that differ from mutual funds?

The following are some unique features of ETFs that differ from mutual funds:

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Sales of ETF Shares on an exchange throughout the Business Day. ETFs provide shareholders with the opportunity to purchase and sell shares throughout the business day of an exchange upon which shares of an ETF list and trade, buying and selling ETF shares at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated NAV per share at the end of the trading day in the case of a mutual fund. This means that when a shareholder decides to purchase or sell shares of the ETF, the shareholder can act on that decision during and throughout the exchange’s business day by contacting the shareholder’s broker to execute the trade. The market price per share of the ETF may be higher or lower than the then-current net asset value per share of the ETF and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day.

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Sales only through a Broker. While a mutual fund’s shares may be directly purchased or redeemed from the fund at NAV, individual shares of ETFs, like the Acquiring Fund, may only be purchased and sold on a stock exchange through a financial intermediary, such as a broker, at market prices, which can change throughout a market trading day. Shares of the Acquiring Fund may be purchased or redeemed directly from the Acquiring Fund only in large blocks of shares (“Creation Units”), and only an authorized participant (“Authorized Participant”) may engage in purchase or redemption transactions directly with the Acquiring Fund. Once created, shares of the Acquiring Fund may be purchased and sold through a financial intermediary at market prices. When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs trade with no transaction fees (“NTF”) on many platforms. In addition, a shareholder of an ETF, such as the Acquiring Fund, may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because ETF shares trade at market prices rather than at NAV per share, shares of an ETF may trade at a price less than (discount) or greater than (premium) the then-current net asset value per share of the Acquiring Fund. The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities or other assets held by the ETF, economic conditions and other factors.

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Tax Efficiency. In a mutual fund, when portfolio securities are sold, including in order to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund. In contrast, many ETFs create and redeem their shares in kind. ETFs typically do not recognize capital gains on in-kind distributions in redemption of their shares, which enables them to distribute appreciated securities to redeeming shareholders without recognizing gain on those securities. Thus, an ETF’s in-kind redemptions generally do not result in taxable distributions for its non-redeeming shareholders. Instead, non-redeeming ETF shareholders in an ETF that creates and redeems its shares in kind may recognize capital gains with respect to their ETF shares when they sell their ETF shares in the market on an exchange. The Acquiring Fund will issue and redeem shares at NAV only with Authorized Participants and only in Creation Units (in the case of the Acquiring Fund, 50,000 shares typically equals one Creation Unit). Creation Units are issued and redeemed directly by an ETF for cash and/or in-kind for securities.

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Transparency. Currently, the Target Fund only provides periodic disclosure of its complete portfolio holdings (typically monthly with a 15-calendar day lag). The Acquiring Fund is an ETF that, each day it is open for business, discloses its portfolio holdings as of the close of the previous business day (referred to as a transparent ETF). This holdings information, along with other information about the Acquiring Fund, is available on the Acquiring Fund’s website at https://columbiathreadneedleus.com/etfs.

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Single Share Class. A mutual fund, like the Target Fund, may offer multiple share classes with different sales charges, expenses, and/or minimum investments. The Acquiring Fund does not issue multiple classes of shares. The Acquiring Fund does not assess a sales charge, but investors buying such ETF shares in the market may pay fees, such as brokerage commissions, to financial intermediaries when transacting in ETF shares.

In addition, the Acquiring Fund is subject to certain risks unique to operating as an ETF. For more information, see “Section A – The Reorganization – Synopsis – Comparison of Principal Risks” in the enclosed “Combined Information Statement/Prospectus.”

Q: Has the Target Fund’s Board approved the Reorganization?

Yes, the Board of Trustees of Columbia Funds Series Trust I (“CFST I”) (the “Board”) has approved the Reorganization because it believes that it is in the best interests of the Target Fund. At a meeting held in June 2026, the Board carefully reviewed the terms of the Reorganization and unanimously approved the Agreement. For the reasons set forth in the “Board Considerations” section of this Combined Information Statement/Prospectus, the Board, including the Trustees who are not “interested persons” as defined in the 1940 Act, of CFST I has determined that participation in the Reorganization is in the best interests of the Target Fund. The Board also concluded that no dilution in value would result to the shareholders of the Target Fund as a result of the Reorganization.

Q: How will the Reorganization affect me as a shareholder?

If the Reorganization is completed, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. Upon completion of the Reorganization, Target Fund shareholders will own shares of the Acquiring Fund, which is an ETF, having an aggregate NAV equal to the aggregate NAV of shares of the Target Fund that were owned when the Reorganization happened (less the value of any cash delivered (a) in lieu of fractional Acquisition Shares that would otherwise be distributed to shareholders of the Target Fund and (b) to Cash-Out Shareholders). Shares of the Acquiring Fund will be transferred to a shareholder’s brokerage account.

Importantly, in order to buy and sell Acquisition Shares received as a result of the Reorganization, you must hold your Target Fund shares through a brokerage account that can hold shares of an ETF. If you do not hold your Target Fund shares through a brokerage account that can hold shares of an ETF, your shares will be liquidated, and the proceeds will be sent to the shareholder of record, which will be a taxable event. Different consequences may apply to tax-advantaged accounts, including IRAs and retirement plans.

No further action is required for Target Fund shareholders that hold shares of the Target Fund through a brokerage account that can hold shares of an ETF.

For more information about the brokerage account needed to hold shares of the Acquiring Fund, see “Section A – The Reorganization – Summary – Important Information for Target Fund Shareholders” in the enclosed Combined Information Statement/Prospectus.

Shares of the Acquiring Fund are not issued in fractional shares. As a result, the Target Fund shareholders will receive cash equivalent to the value of any fractional Acquisition Shares due to such shareholders, which will be a taxable redemption of shares for shareholders who hold fractional shares in a taxable account. Shareholders should consult their tax advisors to determine the effect of the redemption of fractional Acquisition Shares.

After the Reorganization, individual shares of the Acquiring Fund may only be purchased and sold on the NYSE Arca, other national securities exchanges, electronic crossing networks and other alternative trading

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systems. Should a former Target Fund shareholder decide to purchase or sell shares in the Acquiring Fund after the Reorganization, the shareholder will need to place a trade through a financial intermediary, such as a broker, who will execute the trade on an exchange at prevailing market prices. Because shares of the Acquiring Fund trade at market prices rather than at NAV per share, the Acquiring Fund shares may trade at a price less than (discount) or greater than (premium) the then-current net asset value per share of the Acquiring Fund. As with all ETFs, your financial intermediary may charge a commission or other transaction fee for purchase and sale transactions in ETF shares, although ETFs trade with NTF on many platforms. In addition, it is ETF Trust I’s understanding that the brokerage account statements that Acquiring Fund shareholders will receive from financial intermediaries following the Reorganization will provide information on the market price of the Acquiring Fund’s shares and not the NAV per share of the Acquiring Fund as would be the case for a mutual fund. Unlike the Target Fund, the Acquiring Fund does not offer exchange privileges.

Q: Will the portfolio managers of my fund change as a result of the Reorganization?

No. Columbia Threadneedle is also the investment manager for the Acquiring Fund and the portfolio managers of the Acquiring Fund are the same as the portfolio managers for the Target Fund. Columbia Threadneedle portfolio managers of the Acquiring Fund are expected to continue to manage the Acquiring Fund following the Reorganization.

Q: Who will bear the expenses of the Reorganization?

You will not pay any sales charges in connection with receiving Acquisition Shares issued in the Reorganization. Under the Agreement, the Target Fund expenses of the Reorganization are expected to be shared by the Target Fund and Columbia Threadneedle. The Target Fund will bear expenses of the Reorganization to the extent that such expenses (other than costs of repositioning the Target Fund’s portfolio) do not exceed the anticipated reduction in expenses that shareholders of the Target Fund will realize in the first year following the Reorganization. Any amounts in excess of this limit will be borne by Columbia Threadneedle. If the Reorganization does not occur, Columbia Threadneedle will bear all expenses associated with the Reorganization.

Q: Will there be any costs associated with portfolio repositioning?

Yes, but they are expected to be minimal, if any, because there is significant portfolio overlap between the Target Fund and the Acquiring Fund. If the Reorganization had occurred as of March 31, 2026, it is estimated that approximately 3% of the Target Fund’s investment portfolio would have been sold by the Acquiring Fund and any transaction costs borne by the Acquiring Fund would be de minimis. The actual transaction costs will vary based on the degree of portfolio overlap between the Target Fund and the Acquiring Fund at the time of the Reorganization and on market conditions at the time of sale, if any. See the section of the enclosed Combined Information Statement/Prospectus titled “Section A – The Reorganization – Summary – Fees and Expenses” for additional information regarding the Target Fund’s portfolio repositioning.

Q: What are the U.S. federal income tax consequences of the Reorganization?

The Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, (the “Code”) and generally is not expected to result in recognition of gain or loss by the Target Fund or its shareholders. However, shareholders who hold fractional shares of the Target Fund will receive cash compensation in lieu of fractional Acquisition Shares (because ETFs do not offer or make available fractional shares). Such shareholders will generally be required to recognize gain or loss upon the receipt of cash. In addition, Cash-Out Shareholders who hold their Target Fund shares in a brokerage account that cannot hold shares of an ETF and who do not establish a brokerage account that can hold shares of an ETF will receive a cash payment in liquidation of the Acquisition Shares they are entitled to receive as part of the Reorganization. Such shareholders will generally be required to recognize gain or loss upon the

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receipt of cash for their Target Fund shares, based on such shareholder’s adjusted tax basis in his or her Target Fund shares. The Target Fund may be required to sell securities in order to fund such share liquidations, which may result in the recognition of gains that are distributed to shareholders of the Target Fund as taxable dividends.

Prior to the Reorganization, the Target Fund will declare a distribution to shareholders that, together with all previous distributions qualifying for the dividends-paid deduction, will have the effect of distributing to shareholders, all of its investment company taxable income, net tax-exempt income (if any), and net capital gains, including those realized on the disposition of portfolio securities, whether independent of or in connection with the Reorganization, effected prior to the Reorganization. This distribution will generally be taxable to shareholders.

As a condition of the closing of the Reorganization and assuming the parties comply with the terms of the Agreement and CFST I, on behalf of the Target Fund, and ETF Trust I, on behalf of the Acquiring Fund, will receive an opinion of counsel regarding the federal income tax consequences of the Reorganization. Shareholders should consult their tax advisers about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Combined Information Statement/Prospectus relates only to the federal income tax consequences of the Reorganization.

For more information see the section of the enclosed Combined Information Statement/Prospectus entitled “Section A—The Reorganization – Additional Information About the Reorganization – U.S. Federal Income Tax Status of the Reorganization.”

Q: Will there be any changes to my fees and expenses as a result of the Reorganization?

Yes. Following the Reorganization, the total and net annual fund operating expenses of the Acquiring Fund are expected to be lower than those of Class Inst of the Target Fund, which is the Target Fund’s only share class. The Acquiring Fund employs a unitary fee structure pursuant to which Columbia Threadneedle bears substantially all operating expenses of the Acquiring Fund, subject to certain exceptions. The contractual (unitary) management fee rate for the Acquiring Fund is lower than the contractual management fee rate of the Target Fund at all breakpoints. For a more detailed discussion of the Funds’ fees and expenses, see the section of the enclosed Combined Information Statement/Prospectus titled “Section A – The Reorganization – Summary – Fees and Expenses.”

Q: What types of accounts cannot transact in shares of the Acquiring Fund received as part of the Reorganization?

The following account types generally cannot transact in shares of ETFs:

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Fund Direct Accounts. If you hold your Target Fund shares in an account directly with the Target Fund at its transfer agent, Columbia Management Investment Services Corp. (a “fund direct account”), you should transfer your Target Fund shares to a brokerage account that can accept shares of the Acquiring Fund prior to the Reorganization.

If you hold your Target Fund shares through a fund direct account and do not take action prior to the Reorganization, your shares will be liquidated, and the proceeds will be sent to the shareholder of record, which will be a taxable event. Different consequences may apply to tax-advantaged accounts. Shareholders holding shares of the Target Fund in these accounts who do not take action to either sell their shares or exchange their shares out of the Target Fund by November 19, 2026, will have such shares liquidated and the proceeds automatically sent to the shareholder of record.

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Non-Accommodating Brokerage Accounts. If you hold your Target Fund shares in a brokerage account with a financial intermediary that only allows you to transact in shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investment in ETF shares.

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Non-Accommodating Retirement Accounts. If you hold your Target Fund shares through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to make a new investment selection in your non-accommodating retirement account or your financial intermediary may divest you from the Target Fund and select a different investment option prior to the Reorganization.

Q: How do I transfer my Target Fund shares from a non-accommodating brokerage account to a brokerage account that will accept Acquiring Fund shares?

The financial intermediary, such as a broker or dealer, where you hold your Target Fund shares should be able to assist you in changing your account to an account that is permitted to hold ETF shares. Contact your broker right away to make the necessary changes to your account.

Q: What will happen if I don’t have a brokerage account that can hold ETF shares at the time of the Reorganization?

In order to buy and sell Acquisition Shares received as a result of the Reorganization, you must hold your Target Fund shares through a brokerage account that can hold shares of an ETF. If you do not hold your Target Fund shares through a brokerage account that can hold shares of an ETF, your shares will be liquidated, and the proceeds will be sent to the shareholder of record, which will be a taxable event. Different consequences may apply to tax-advantaged accounts, including IRAs and retirement plans.

Q: What if I don’t want to hold ETF shares?

If you do not want to receive ETF shares in connection with the Reorganization, you may redeem your shares of the Target Fund or you may exchange those shares for shares of another eligible mutual fund managed by Columbia Threadneedle until November 19, 2026. If a Target Fund shareholder redeems his or her shares and such shares are held in a taxable account, the shareholder will recognize a taxable gain or loss based on the difference between the redeeming shareholder’s tax basis in the shares and the amount that the redeeming shareholder receives for them. Shareholders of the Target Fund may exchange their Target Fund shares for shares of the same class of any mutual fund, other than the Target Fund, that is managed by Columbia Threadneedle, as applicable, generally without paying any additional sales charges, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and the shareholder is eligible to invest in such shares. Please see the prospectus for such other Columbia mutual funds (which are not part of this Combined Information Statement/Prospectus). Such an exchange of shares for shares in another fund will generally result in the recognition of taxable gain or loss for shareholders holding shares in a taxable account. As an ETF, the Acquiring Fund does not provide for the exchange of shares.

Q: What is the anticipated timing of the Reorganization?

The Reorganization is currently expected to be completed on or about November 23, 2026.

Q: Can I purchase, redeem or exchange Target Fund shares before the Reorganization takes place?

Yes. You can purchase Target Fund shares until November 18, 2026. The Target Fund will accept requests for redemptions or exchanges only if received in proper form before the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time or the time trading closes on the NYSE, whichever is earlier), on November 19, 2026. Any shares not redeemed or exchanged before such time will be exchanged for Acquisition Shares on the Closing Date; and, after such time, Target Fund shareholders wishing to sell their Acquisition Shares must do so on an exchange using their brokerage account.

-viii-

Q: Whom should I call if I have questions?

If you have questions about any of the Reorganization described in the Combined Information Statement/Prospectus, please call 800-345-6611.

-ix-

The information contained in this Combined Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Combined Information Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JULY 17, 2026

COLUMBIA FUNDS SERIES TRUST I

Columbia Integrated Large Cap Growth Fund II

COMBINED INFORMATION STATEMENT/PROSPECTUS

Dated August 17, 2026

Introduction

This combined Information Statement and Prospectus (the “Combined Information Statement/Prospectus”) is an information statement for the Target Fund (as defined below) and a prospectus for the Acquiring Fund (as defined below). The Combined Information Statement/Prospectus relates to the merger of the Target Fund with and into the Acquiring Fund (the “Reorganization”). The table below sets forth the Target Fund and the Acquiring Fund for the Reorganization.

Target Fund		Acquiring Fund
Columbia Integrated Large Cap Growth Fund II	g	Columbia Large Cap Growth ETF

The address of the Target Fund and Acquiring Fund is 290 Congress Street, Boston, MA 02210. The telephone number for the Target Fund is (800) 345-6611 and the telephone number for the Acquiring Fund is (800) 426-3750. This Combined Information Statement/Prospectus was first mailed to shareholders of the Target Fund beginning on or about September 17, 2026. This Combined Information Statement/Prospectus explains what you should know about the Reorganization and investing in your Acquiring Fund. You should read this document carefully and retain it for future reference.

THIS COMBINED INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT EXCEPT TO CHECK WHETHER YOU HAVE A BROKERAGE ACCOUNT THAT CAN ACCEPT SHARES OF AN EXCHANGE-TRADED FUND (“ETF”) AND CONSIDER OPENING SUCH AN ACCOUNT, IF NEEDED. NO FUND IS ASKING YOU FOR A PROXY OR TO VOTE ON ANYTHING WITH RESPECT TO THE REORGANIZATION AND YOU ARE NOT BEING REQUESTED TO SEND US A PROXY OR ANY VOTING INSTRUCTION WITH RESPECT TO THE REORGANIZATION.

The terms and conditions of the Reorganization are further described in this Combined Information Statement/Prospectus and are set forth in the form of Agreement and Plan of Reorganization (the “Agreement”).

The Boards of Trustees of Columbia Funds Series Trust I (“CFST I”) and Columbia ETF Trust I (“ETF Trust I”) (together, the “Board”) unanimously approved the proposed Reorganization and Agreement. The Board of CFST I determined that participation in the Reorganization is in the best interests of the Target Fund and that the interests of existing Target Fund shareholders will not be diluted as a result of the Reorganization. In addition, the Board of ETF Trust I approved the proposed Reorganization and determined it is in the best interests of the Acquiring Fund.

The Reorganization is anticipated to close on or around November 23, 2026 (the “Closing Date”). The Closing Date may be delayed. The Target Fund intends to publicly disclose any changes to the Closing Date. In preparation for the closing of the Reorganization, purchase orders must be received by the Target Fund by

i

November 18, 2026. The Target Fund will accept requests for redemptions or exchanges only if received in proper form before the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time or the time trading closes on the NYSE, whichever is earlier), on November 19, 2026,

Each of the Target Fund and the Acquiring Fund is a series of a registered, open-end management investment company, although the Target Fund is a mutual fund while the Acquiring Fund is an ETF. The Acquiring Fund will be the accounting and performance survivor in the Reorganization.

Importantly, in order to buy and sell Acquisition Shares received as a result of the Reorganization, Target Fund shareholders must hold their Target Fund shares through a brokerage account that can hold shares of an ETF. If Target Fund shareholders do not hold their Target Fund shares through a brokerage account that can hold shares of an ETF, their shares will be liquidated, and the proceeds will be sent to the shareholder of record and will be a taxable event. This Combined Information Statement/Prospectus includes additional information on the actions that Target Fund shareholders must take in order to transact in shares of the Acquiring Fund as part of the Reorganization if they do not currently hold their Target Fund shares through a brokerage account that can hold ETF shares.

This Combined Information Statement/Prospectus also includes information about the Agreement and the Acquiring Fund. You should retain this Combined Information Statement/Prospectus for future reference. Additional information about the Target Fund, the Acquiring Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents, which are incorporated into this Combined Information Statement/Prospectus by reference:

•	the prospectus of CFST I on behalf of Columbia Integrated Large Cap Growth Fund II, dated August 1, 2025, as supplemented and amended to date (File No. 811-04367; Accession No.: 0001193125-25-164858);

•

the statement of additional information of CFST I on behalf of Columbia Integrated Large Cap Growth Fund II, dated July 1, 2026, as supplemented and amended to date (File No. 811-04367; Accession No.: 0001193125-26-282085);

•	the audited financial statements and other information of Columbia Integrated Large Cap Growth Fund II filed on Form N-CSR for the fiscal year ended March 31, 2026; and

•	a statement of additional information dated August 17, 2026, relating to this Combined Information Statement/Prospectus.

You may request a free copy of the statement of additional information relating to this Combined Information Statement/Prospectus or the Target Fund’s Prospectus without charge by calling Columbia Funds at (800) 345-6611 or by writing to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121.

To obtain a free copy of the Acquiring Fund’s prospectus or to request other information about the Acquiring Fund, please contact the Acquiring Fund by calling Columbia Funds at (800) 426-3750, by writing to Columbia Funds at 290 Congress Street, Boston, MA 02210, or online at columbiathreadneedleus.com/etfs.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS COMBINED INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SECTION A — THE REORGANIZATION

The following information describes the proposed merger of the Target Fund into the Acquiring Fund (the “Reorganization”). The Target Fund and the Acquiring Fund are referred to collectively as the “Funds.” You should read the more complete information in the rest of this Combined Information Statement/Prospectus, including the Acquiring Fund’s Prospectus and the Agreement (which has been filed as an exhibit to the Acquiring Fund’s Registration Statement on Form N-14 of which this Combined Information Statement/Prospectus is a part).

SUMMARY

Columbia Management Investment Advisers, LLC (“Columbia Threadneedle” or the “Investment Manager”) has recommended the Reorganization of the Target Fund with and into the Acquiring Fund. The Board has approved the Reorganization, with an anticipated close on or about November 23, 2026.

This Combined Information Statement/Prospectus provides information about the Reorganization of the Target Fund with and into the Acquiring Fund. The following is only a summary of certain information contained in this Combined Information Statement/Prospectus. More complete information appears later in this Combined Information Statement/Prospectus. You should carefully read the entire Combined Information Statement/ Prospectus and the exhibits because they contain details that are not included in this summary.

How The Reorganization Will Work. The following provides an overview of how the Reorganization will work.

•

Pursuant to the Agreement, the Target Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund (“Acquisition Shares”) (with cash (a) in lieu of fractional Acquisition Shares and (b) to Cash-Out Shareholders) and the Acquiring Fund’s assumption of all liabilities and obligations of the Target Fund. Immediately after the closing, the Target Fund will liquidate and distribute pro rata to its shareholders of record the Acquisition Shares received by the Target Fund, with cash distributed in lieu of fractional Acquisition Shares. Class Inst is the oldest and only class of shares currently offered by the Target Fund.

•

The Acquiring Fund will issue and deliver Acquisition Shares with an aggregate net asset value (“NAV”) equal to the aggregate value of the assets that it receives from the Target Fund, net of any liabilities and any expenses of the Reorganization payable by the Target Fund and the value of cash to be distributed to shareholders of the Target Fund in lieu of fractional Acquisition Shares pursuant to the Agreement. Acquisition Shares of the Acquiring Fund will be distributed to the shareholders of the Target Fund in proportion to their holdings of shares of the Target Fund, with cash equivalent to the value of any fractional Acquisition Shares due to shareholders being delivered to such shareholders. The redemption of shareholders’ fractional Acquisition Shares will be a taxable event for such shareholders and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.

•

Under the Agreement, at the Closing, the NAV of your Target Fund shares and the Acquisition Shares will be determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Valuation Date (as defined below) pursuant to the Acquiring Fund’s valuation procedures. The number of Acquisition Shares to be issued to you shall be determined by dividing the value of the aggregate NAV of your Target Fund (less the value of any cash distributed (a) in lieu of fractional Acquisition Shares and (b) to Cash-Out Shareholders) by the net asset value of one Acquisition Share as of the close of regular trading on the NYSE on the Valuation Date. For the avoidance of doubt, the Acquiring Fund will not issue fractional shares.

•

Reorganization expenses of the Target Fund will be borne by the Target Fund to the extent that such expenses (other than costs of repositioning the Target Fund’s portfolio) do not exceed the anticipated reduction in expenses that shareholders of the Target Fund will realize in the first year following the Reorganization, if the Reorganization is consummated. Any amounts in excess of this limit will be borne by Columbia Threadneedle. Total expenses of the Reorganization are estimated to be $121,517 and anticipated to be shared by Columbia Threadneedle, paying approximately $7,300, and the Target Fund, paying approximately $114,217. If the Reorganization does not occur, Columbia Threadneedle will bear all expenses associated with the Reorganization.

•

The Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders who exchange their Target Fund shares for Acquisition Shares of the Acquiring Fund in the Reorganization will not recognize gain or loss as a direct result of the Reorganization and the Acquiring Fund will not recognize gain or loss as a direct result of the Reorganization (except with respect to cash received less the value of any cash distributed (a) in lieu of fractional Acquisition Shares and (b) to Cash-Out Shareholders). Cash payments received in lieu of Acquiring Fund Shares will be taxable for shareholders who hold shares in a taxable account. For more information about the U.S. federal income tax consequences of the Reorganization, see the section of this Combined Information Statement/Prospectus entitled “Section A – The Reorganization – Additional Information About the Reorganization – U.S. Federal Income Tax Status of the Reorganization.”

•

Shareholders will not incur any initial or contingent deferred sales charges in connection with the Acquisition Shares issued in connection with the Reorganization. Subsequent purchases of shares will be subject to the policies of the Acquiring Fund described under “Section B – Additional Information Applicable to the Acquiring Fund” below.

•	After the Reorganization is completed, unless as otherwise described herein, Target Fund shareholders will be shareholders of the Acquiring Fund, and the Target Fund will be dissolved and terminated.

•	The Acquiring Fund will be the accounting and performance survivor of the Reorganization.

Did the Board approve the Reorganization? The Board, including all of the trustees who are not “interested persons” (as defined in the 1940 Act) (the “Independent Trustees”), after careful consideration, have determined that the Reorganization is in the best interests of the Target Fund and will not dilute the interests of the existing shareholders of the Target Fund. The Board made this determination based on various factors that are discussed in this Combined Information Statement/Prospectus, under the discussion of the Reorganization in “Section A – The Reorganization – Additional Information About the Reorganization – Board Considerations.”

Important Information for Target Fund Shareholders. It is important for you to determine whether you hold your shares of the Target Fund in the type of account that can accommodate the ETF shares you would receive through the Target Fund’s Reorganization. If you hold your shares of the Target Fund in an account directly with the Target Fund at the Target Fund’s transfer agent or in a brokerage account with a financial intermediary that only allows you to hold mutual fund shares, you will need to set up a brokerage account that allows investments in ETF shares if the applicable Reorganization is consummated and you wish to transact in shares of the Acquiring Fund.

If you do not hold your Target Fund shares through a brokerage account that can hold shares of an ETF, your shares will be liquidated, and the proceeds will be sent to the shareholder of record, which will be a taxable event.

◾	Transferring Target Fund Shares to an Already Existing ETF-Permissible Brokerage Account. Transferring your shares from the Target Fund’s transfer agent to a brokerage account that permits you to hold, and transact in, shares of an ETF should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to the broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Target Fund into your brokerage account. Also inform your broker that such an account will need to be set up to hold ETF shares.

You should provide your broker with a copy of the quarterly statement from the Target Fund. The broker will require your account number with the Target Fund, which can be found on your statement. The broker will help you complete a form to initiate the transfer. Once you properly complete and sign that form, the broker will submit the form to the Target Fund’s transfer agent directly, and the Target Fund shares will be transferred into your brokerage account.

◾

Transferring Target Fund Shares from a Non-Accommodating Brokerage Account to a Brokerage Account that Accepts ETF Shares. The financial intermediary, such as a broker or dealer, where you hold Target Fund shares should be able to assist you in changing your account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

If you do not want to receive ETF shares in connection with the Reorganization, you may redeem your shares of the Target Fund or you may exchange those shares for shares of another eligible mutual fund managed by Columbia Threadneedle until November 19, 2026. If a Target Fund shareholder redeems his or her shares and such shares are held in a taxable account, the shareholder will recognize a taxable gain or loss based on the difference between the redeeming shareholder’s tax basis in the shares and the amount that the redeeming shareholder receives for them. Shareholders of the Target Fund may exchange their Target Fund shares for shares of the same class of any mutual fund, other than the Target Fund, that is managed by Columbia Threadneedle, generally without paying any additional sales charges, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and the shareholder is eligible to invest in such shares. Such an exchange of shares for shares in another fund will generally result in the recognition of taxable gain or loss for shareholders holding shares in a taxable account. As an ETF, the Acquiring Fund does not provide for the exchange of shares.

Omnibus retirement plan recordkeepers may not be able to include ETF shares on their platforms, and in such a case a retirement plan investor may be required by its retirement plan recordkeeper to redeem the Target Fund’s shares prior to its Reorganization.

You can contact your financial advisor or other financial intermediary for further information. You also may contact Columbia Management Investment Services Corp. at (800) 345-6611.

U.S. Federal Income Tax Consequences of the Reorganization. The Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes and will not take place unless the Target Fund and the Acquiring Fund involved in the Reorganization receive a satisfactory opinion of tax counsel substantially to the effect that the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes, as described in more detail in the section entitled “Section A – The Reorganization –Additional Information About the Reorganization - U.S. Federal Income Tax Status of the Reorganization.” Accordingly, subject to the limited exceptions described in that section and below, no gain or loss is expected to be recognized by the Target Fund or its shareholders as a direct result of the Reorganization. However, as part of the Reorganization, shareholders that will receive cash equivalent to the value of Acquisition Shares due to such shareholder (a) in lieu of fractional Acquisition Shares and (b) as Cash-Out Shareholders. Shareholders will generally be required to recognize gain or loss upon the receipt of cash for their fractional Acquisition Shares if they hold fractional shares in a taxable account. Cash-Out Shareholders who hold their Target Fund shares in a brokerage account that cannot hold shares of an ETF will receive a cash payment in liquidation of the Acquiring Fund shares they are entitled to receive as part of the Reorganization. Such shareholders will generally be required to recognize gain or loss upon the receipt of cash for their shares. The Target Fund may be required to sell securities in order to fund such share liquidations, which may result in the recognition of gains that are distributed to shareholders of the Target Fund as taxable dividends. A portion of the portfolio assets of the Target Fund is expected to be sold by the Target Fund prior to its Reorganization. Any disposition of portfolio holdings would result in brokerage commissions and other transaction costs, and may result in the realization of capital gains that would be distributed to shareholders during or with respect to the year of sale, and such distributions would be taxable to shareholders unless shares are held through a qualified retirement plan or other tax-advantaged arrangement. Prior to the closing of the Reorganization, the Target Fund will declare and pay a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income, net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization, and may include undistributed income or gains from prior years. These distributions will generally be taxable to shareholders that hold their shares in a taxable account. Such distributions may include distributions taxable as ordinary income or as long-term capital gains. A Target Fund shareholder’s aggregate tax basis in the Acquisition Shares received is expected to carry over from the shareholder’s Target Fund shares, and a Target Fund shareholder’s holding period in the Acquisition Shares is expected to include the shareholder’s holding period in the Target Fund shares.

For more information about the U.S. federal income tax consequences of the Reorganization, see the section entitled “Section A - The Reorganization - Additional Information About the Reorganization - U.S. Federal Income Tax Status of the Reorganization.” For more information regarding repositioning costs, see the section “Section A - The Reorganization - Summary - Fees and Expenses - Portfolio Turnover” below.

Comparison of Fund investment goals, investment strategies and policies, and principal risks. The Acquiring Fund, like the Target Fund, seeks capital appreciation as its investment objective. Each Fund focuses on equity securities of large capitalization companies and uses the Russell 1000® Growth Index as its primary performance benchmark. The Funds have substantially the same investment strategies and policies (though the Acquiring Fund is an ETF and the Target Fund is permitted to invest in ETFs) and similar investment restrictions. Columbia Threadneedle is the investment manager for the Target Fund and the Acquiring Fund. For information on the comparison of the principal investment objectives, investment policies and principal risks, please see “The Reorganization – Synopsis – Comparison of Investment Objectives, Principal Investment Strategies and Non-Fundamental Investment Policies” in this Combined Information Statement/Prospectus. The portfolio managers of the Acquiring Fund are the same as the portfolio managers for the Target Fund. Columbia Threadneedle portfolio managers of the Acquiring Fund are expected to continue to manage the Acquiring Fund following the Reorganization. Information about the portfolio managers of the Acquiring Fund is included in the section of this Combined Information Statement/Prospectus entitled “Section B - Additional Information Applicable to the Acquiring Fund.”

The Target Fund and the Acquiring Fund are subject to many of the same principal risks, but such risks differ primarily due to the Acquiring Fund’s structure as an ETF. For additional information on the principal risks of the Target Fund and the Acquiring Fund, please see the sections titled “Comparison of Principal Risks” in the synopsis of the Reorganization in “Section A – The Reorganization” and “Section B – Additional Information About the Acquiring Fund – Principal Risks of the Acquiring Fund.”

Fees and Expenses. The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of a Fund. Following the Reorganization, the total annual fund operating expenses of the Acquiring Fund are expected to be lower than those of the Target Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The tables enable you to compare and contrast the expense levels for the Target Fund and the Acquiring Fund, and obtain a general idea of what the expense levels will be if the Reorganization occurs.

Annual fund operating expenses shown in the tables below are based on expenses for the fiscal year ended March 31, 2026 for each of the Target Fund and the Acquiring Fund.

Also shown are annual fund operating expenses projected for the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, assuming the Reorganization occurred on March 31, 2026. The fee tables do not reflect the expenses associated with the Reorganization.

In comparing the fees and expenses of the Target Fund and the Acquiring Fund, you may wish to consider differences in fee structure. The Target Fund pays Columbia Threadneedle a fee for its management services, which include investment advisory services and administrative services. The management fee paid by the Target Fund to Columbia Threadneedle incorporates asset-level breakpoints, is calculated as a percentage of the daily net assets of the Target Fund and is paid monthly. This fee is separate and apart from the other operating fees/expenses to which the Target Fund is subject. In contrast, the Acquiring Fund pays an all-inclusive management fee to Columbia Threadneedle calculated as a percentage of the daily net assets of the Acquiring Fund and paid monthly. In return for this fee paid by the Acquiring Fund (which is sometimes referred to as a unitary or unified fee), Columbia Threadneedle has agreed to pay the operating costs and expenses of the Acquiring Fund other than the following expenses, which will be paid by the Acquiring Fund: taxes, interest incurred on borrowing by the Acquiring Fund, if any, brokerage fees and commissions, interest and fee expense related to the Acquiring Fund’s participation in inverse floater structures and any other portfolio transaction expenses, infrequent and/or unusual expenses, including without limitation litigation expenses, expenses incurred in connection with lending securities, and any other expenses approved by the Board.

Actual fees and expenses of the combined Fund will be based on the Fund’s asset levels following the Reorganization. The assets of the Funds will vary based on market conditions, redemptions and other factors.

Shareholder Fees (fees paid directly from your investment)

	Target Fund (Current)	Acquiring Fund (Current)	Acquiring Fund (Pro Forma)
	Class Inst	ETF Shares	ETF Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Target Fund (Current)		Acquiring Fund (Current)		Acquiring Fund (Pro Forma)
	Class Inst		ETF Shares		ETF Shares
Management fees	0.77	%(a)	0.35%		0.35%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.00%
Other expenses	0.41	%(b)	0.00	%(c)	0.00	%(c)
Acquired fund fees and expenses	0.00%		0.00	%(d)	0.00	%(d)
Total annual Fund operating expenses	1.18	%(e)	0.35%		0.35%
Less: Fee waivers and/or expense reimbursements	(0.46	)%(f)	0.00%		0.00%
Total net annual Fund operating expenses (after waivers and/or reimbursements)	0.72%		0.35%		0.35%

(a)	Management fees have been restated to reflect current fees based on current asset levels.

(b)	Other expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration changes in the Fund’s net assets.
(c)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
(d)	Acquired fund fees and expenses are based on estimated amounts for the Fund’s current fiscal year.
(e)

Total annual Fund operating expenses include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this Combined Information Statement/Prospectus (Exhibit A) because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

(f)

Columbia Threadneedle and certain of its affiliates have contractually agreed to waive fees and/or to reimburseexpenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through July 31, 2027, unless sooner terminated at the sole discretion of the Board. Under this agreement, the Fund’s net operating expense, subject to applicable exclusions, will not exceed the annual rate of 0.72% for Class Inst. Any difference in the annual rate relative to the annual rate noted in the last row of the above table (e.g., net expense ratio) is due to applicable exclusions under the agreement.

Expense Examples. These examples are intended to help you compare the cost of investing in shares of the Target Fund with the cost of investing in the Acquiring Fund on a pro forma basis, and allow you to compare these costs with the cost of investing in other funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. These examples include any contractual fee waiver/expense reimbursement arrangement only for the period indicated in the Annual Fund Operating Expenses table above. Although your actual costs may be higher or lower, based on those assumptions, your costs would be (whether or not shares are redeemed):

Target Fund (Current)	1 year	3 years	5 years	10 years
Class Inst	$74	$329	$605	$1,391

Acquiring Fund (Current)	$36	$113	$197	$443

Acquiring Fund (Pro Forma)	$36	$113	$197	$443

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in a greater amount of taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in the Annual Fund Operating Expenses table or in the expense examples, affect a Fund’s performance. During each Fund’s most recent fiscal year, its portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Portfolio Turnover
Target Fund	86%
Acquiring Fund	28%

A portion of the Target Fund’s portfolio assets is expected to be sold by the Target Fund prior to the Reorganization. If the Reorganization had occurred as of March 31, 2026, it is estimated that approximately 3% of the Target Fund’s investment portfolio would have been sold by the Acquiring Fund and any transaction costs borne by the Acquiring Fund would be de minimis. If such repositioning had occurred as of March 31, 2026, the Target Fund would have realized net capital gains of approximately $0.6 million on an aggregate basis and $0.14 on a per share basis.

Comparison of Acquiring Fund and Target Fund Service Providers. The following provides a comparison of the service providers for the Funds.

Service Provider	Target Fund	Acquiring Fund

Administrator	Columbia Management Investment Advisers, LLC* 290 Congress Street Boston, Massachusetts 02210	State Street Bank and Trust Company One Congress Street Boston, Massachusetts 02114
Custodian	State Street Bank and Trust Company One Congress Street Boston, Massachusetts 02114**	State Street Bank and Trust Company One Congress Street Boston, Massachusetts 02114
Fund Accounting Services Provider	State Street Bank and Trust Company One Congress Street Boston, Massachusetts 02114	N/A
Transfer Agent	Columbia Management Investment Services Corp. 290 Congress Street Boston, Massachusetts 02210	State Street Bank and Trust Company One Congress Street Boston, Massachusetts 02114
Sub-Transfer Agent	SS&C GIDS 2000 Crown Colony Drive Quincy, MA 02169	N/A
Independent Registered Public Accountant	PricewaterhouseCoopers LLP 45 South Seventh Street, Suite 3400 Minneapolis, Minnesota 55402	PricewaterhouseCoopers LLP 45 South Seventh Street, Suite 3400 Minneapolis, Minnesota 55402
Distributor	Columbia Management Investment Distributors, Inc. 290 Congress Street Boston, Massachusetts 02210	ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203

*

State Street serves as a sub-administrator to the Funds. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street provides certain sub-administration services to the Funds, including fund accounting and financial reporting services. State Street is located at One Congress Street, Boston, MA 02114.

**	Effective July 27, 2026. Prior thereto, JPMorgan Chase Bank, N.A., located at 1 Chase Manhattan Plaza, 19th Floor, New York, New York, 10005, served as the Target Fund’s custodian.

Comparison of Target Fund and Acquiring Fund Sales Charges and Distribution Arrangements. Shares of the Target Fund do not impose a front-end sales load or contingent deferred sales load. Shares of the Acquiring Fund also are not subject to a front-end sales load or contingent deferred sales charge. However, investors in the Acquiring Fund may incur transaction fees, including but not limited to, brokerage charges in connection with transacting (purchasing and selling) Acquiring Fund shares which list and trade on a stock exchange.

Comparison of Target Fund and Acquiring Fund Purchase and Redemption Provisions. Shares of the Target Fund may be purchased or sold on any day the NYSE is open for business. Shares of the Target Fund do not have investment minimums for certain eligible investors, but have an investment minimum of $2,000 ($1,000 for IRAs and $100 for monthly Systematic Investment Plan accounts) for certain commissionable brokerage platforms (as set forth in the Target Fund’s Prospectus) and $1 million for all other eligible investors not specifically referenced in the Target Fund’s Prospectus, unless otherwise waived. In certain instances, the investment minimums may be waived in the Target Fund’s discretion. The Target Fund may be purchased by phone, by mail, online or by wire transaction. For more information, see the “Buying, Selling and Exchanging Shares” section of the Target Fund’s Prospectus.

The Acquiring Fund issues and redeems shares only through Authorized Participants (intermediaries, typically broker-dealers who have executed an agreement with the Acquiring Fund’s distributor that governs transactions in Acquiring Fund creation units) in large blocks of shares, (typically 50,000 shares, in the case of the Acquiring Fund), called Creation Units. Creation Units are issued and redeemed typically for an in-kind basket of securities. Except when aggregated in Creation Units, shares of the Acquiring Fund are not redeemable securities of the Acquiring Fund.

Individual shares of the Acquiring Fund may only be purchased and sold on secondary markets through a financial intermediary, such as a broker-dealer or a bank. Because the Acquiring Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the ETF (bid) and the lowest price a seller is willing to accept for shares of the ETF (ask) when buying or selling shares in the secondary market (the bid/ask spread). Recent information, including information regarding the Acquiring Fund’s NAV, market price, premiums and discounts, and bid/ask spread, is available at columbiathreadneedleus.com/etfs.

Shares of the Acquiring Fund do not have an investment minimum. Additional information and specific instructions explaining how to buy shares of the Acquiring Fund are outlined in the Acquiring Fund’s Prospectus under the section “Buying and Selling Fund Shares.”

SYNOPSIS OF REORGANIZATION: COLUMBIA INTEGRATED LARGE CAP GROWTH FUND II INTO COLUMBIA LARGE CAP GROWTH ETF

Overview. Columbia Integrated Large Cap Growth Fund II and Columbia Large Cap Growth ETF:

•	Focus on equity securities of large capitalization companies.

•

Have a similar risk profile, with substantially similar principal risks associated with investments in the Acquiring Fund and the Target Fund; these risks include active management risk, growth securities risk, issuer risk, large-cap stock risk, market risk, and sector risk, as discussed in more detail below.

•	Have the same fiscal year end of March 31.

•

Are structured as series of separate open-end management investment companies that are each organized as a Massachusetts business trust. Please see Exhibit C to this Combined Information Statement/Prospectus for more information regarding the differences between the rights of shareholders.

•	Have the same investment manager, Columbia Threadneedle.

Comparison of Investment Objectives, Principal Investment Strategies and Non-Fundamental Investment Policies. The investment objectives and principal investment strategies of the Target Fund and the Acquiring Fund are set forth in the table below. Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval. The Acquiring Fund and the Target Fund have substantially the same investment objective in that they each seek capital appreciation. The Funds have substantially the same investment strategies and policies (though the Acquiring Fund is an ETF and the Target Fund is permitted to invest in ETFs) and similar investment restrictions. In addition, the Target Fund may not sell securities short. Both Funds’ investment policies with respect to 80% of their respective net assets may be changed by the Board without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.

	Target Fund	Acquiring Fund
Investment Objective	The Fund seeks long-term capital appreciation.	The Fund seeks to provide shareholders capital appreciation.
Principal Investment Strategy and 80% Policy	[Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Capitalization Index), which ranged between $776.8 million and $4.8 trillion as of June 30, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at	[The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Capitalization Index), which ranged between $776.8 million and $4.8 trillion as of June 30, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal

	Target Fund	Acquiring Fund

least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers’ Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s Global Industry

Classification Standard (GICS) sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium-term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years].

The Fund invests substantially in securities of U.S. issuers. The Fund generally invests in common stocks. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.

The Fund may also invest in exchange-traded funds (ETFs).

circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers’ Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium-term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years].

The Fund invests substantially in securities of U.S. issuers. The Fund generally invests in common stocks. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.

Diversification Status	The Fund is diversified.	The Fund is diversified.
Selling Securities Short	The Fund may not sell securities short.

Comparison of Fundamental Investment Policies. Both the Target Fund and Acquiring Fund have adopted certain fundamental investment policies. As described in the section of this Combined Information Statement/Prospectus entitled “Additional Information About the Reorganization – Board Considerations,” one of the factors considered by the Board in approving the Reorganization was that the fundamental investment restrictions of the Target Fund and Acquiring Fund do not differ materially. The fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are listed below.

Fundamental investment policies cannot be changed without the approval of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

Policy	Target Fund	Acquiring Fund
Investing in Real Estate

The Fund may not purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

The Fund may not purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.
Investing in Commodities

The Fund may not purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

The Fund may not purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.
Issuer Diversification	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations	The Fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations

Policy	Target Fund	Acquiring Fund
	thereunder, or any applicable exemptive relief.	thereunder, or any applicable exemptive relief.
Concentration

The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

The Fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Underwriting

The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

The Fund will not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer where the Fund later resells such securities. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.
Lending Cash or Securities	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund will not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Borrowing Money	The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund will not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Issuing Senior Securities	The Fund may not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Comparison of Principal Risks. Acquiring Fund is subject to the principal risks described in “Section B – Additional Information Applicable to the Acquiring Fund” below. The Target Fund and Acquiring Fund are subject to many of the same principal risks, but such risks differ primarily due to the Acquiring Fund being an ETF.

Principal Risks	Target Fund	Acquiring Fund

Active Management Risk	X	X
Authorized Participant Concentration Risk		X
Early/Late Close/Trading Halt Risk		X
Equity Securities Risk		[X]
Exchange-Traded Fund (ETF) Risk	X
Fund Shares Liquidity Risk		X
Growth Securities Risk	X	X
Investing in Other Funds Risk	X
Issuer Risk	X	X
Large-Cap Stock Risk	X	X
Market Price Relative to NAV Risk		X
Market Risk	X	X
Secondary Market Trading Risk		X
Sector Risk	X	X
Information Technology Sector Risk	X	X

Comparison of Management of the Funds. Columbia Threadneedle serves as investment manager for both the Target Fund and the Acquiring Fund, providing the Funds with investment research, advice, overall portfolio management and trade execution. In its capacity as investment manager, Columbia Threadneedle manages the day-to-day operations of the Funds. The Target Fund’s management agreement with Columbia Threadneedle covers both investment advisory services and administrative services, and the management fee payable by the Target Fund under the agreement covers both advisory and administrative services. This fee is separate and apart from the other operating fees/expenses to which the Target Fund is subject. In contrast, the Acquiring Fund’s management agreement with Columbia Threadneedle covers investment advisory services only and provides for a “unitary” fee which is intended to cover not only advisory and administrative services but also all other operating expenses of the Acquiring Fund except for the expenses specifically excluded from that arrangement, as described below under “Section B – Additional Information Applicable to the Acquiring Fund – The Investment Manager.”

For the fiscal year ended March 31, 2026, the Target Fund paid Columbia Threadneedle a management fee of 0.66% of the Fund’s average daily net assets before giving effect to the fee waiver described in more detail under “Summary – Fees and Expenses – Reorganization of Columbia Integrated Large Cap Growth Fund II into Columbia Large Cap Growth ETF.” With respect to the Acquiring Fund, prior to March 16, 2026, the Predecessor Fund paid Columbia Threadneedle a management fee for investment advisory, administrative and accounting services, which was not a unitary fee like the Acquiring Fund’s current fee structure. The Predecessor Fund’s management services fee was paid annually at a rate equal to a percentage of the Predecessor Fund’s daily net assets that declined from 0.75% to 0.55% as net assets increased. The effective management services fee rate for the Acquiring Fund’s fiscal year ended March 31, 2026 was 0.75% and for the Predecessor Fund’s fiscal year ended August 31, 2025 was 0.75% of average daily net assets. The Acquiring Fund’s effective investment management fee rate for the period March 16, 2026 through March 31, 2026 was 0.35%. The table below shows the current contractual advisory fee schedule for each of the Funds. The Acquiring Fund’s unitary management fee will apply following completion of the Reorganization.

The Acquiring Fund employs a unitary fee structure pursuant to which Columbia Threadneedle bears substantially all operating expenses of the Acquiring Fund, subject to certain exceptions. The unitary fee structure is described in more detail under “Summary – Fees and Expenses.” Following the Reorganization, the total annual fund operating expenses of the Acquiring Fund are expected to be lower than those of the Target Fund. Class Inst is the oldest and only class of shares currently offered by the Target Fund.

Target Fund		Acquiring Fund
Assets	Fee	Assets	Fee
Up to $500 million	0.770%	All Assets	0.35%
Greater than $500 million up to $1 billion	0.720%
Greater than $1 billion up to $1.5 billion	0.670%
Greater than $1.5 billion up to $3 billion	0.620%
Greater than $3 billion up to $6 billion	0.600%
Greater than $6 billion up to $12 billion	0.580%
Greater than $12 billion	0.570%

Each Fund is governed by the Board (comprised of the same individuals), which is responsible for overseeing the Fund. For a listing of members of the Board, please refer to each Fund’s Statement of Additional Information. The Funds have the same portfolio management teams. The Statement of Additional Information for each Fund provides additional information about portfolio manager compensation, other accounts managed and ownership of each Fund’s shares. “Section B—Additional Information Applicable to the Acquiring Fund” below describes the employment history of the Acquiring Fund’s portfolio managers.

Comparison of distribution payment policies and pricing arrangements.

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company under the Code (as defined below) and generally will not have to pay any U.S. federal income or excise tax. The distribution payment policies of the Funds are different with respect to the timing of distributions to shareholders. Each Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, each Fund will declare and pay distributions of net investment income according to the following schedule:

	Declarations	Distributions
Target Fund	Quarterly	Quarterly
Acquiring Fund	Annually	Annually

Each Fund may declare or pay distributions of net investment income more frequently. Each Fund generally pays cash distributions within five business days after the distribution was declared. Each time a distribution is made, the NAV per share is reduced by the amount of the distribution.

The Funds have substantially the same procedures for calculating their share prices and valuing their portfolio securities. The Funds determine their NAV per share after the close of the NYSE (normally, 4:00 p.m., Eastern Time). The Funds will not be priced on days that the NYSE is closed for trading. For more information about the Funds’ pricing procedures, you may refer to each Fund’s prospectus, which accompanies this Combined Information Statement/Prospectus, under the section titled “Determination of Net Asset Value.”

Comparison of Performance. Historical performance information for the Funds is set forth below.

Target Fund

The following bar chart and table show you how the Target Fund has performed in the past, and can help you understand the risks of investing in the Target Fund. The bar chart shows how the Target Fund’s

Institutional share performance (without sales charges) has varied for each full calendar year shown. The table below the bar chart compares the Target Fund’s returns (after applicable sales charges shown in “Summary – Fees and Expenses – Reorganization of Columbia Integrated Large Cap Growth Fund II into Columbia Large Cap Growth ETF” above) for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Target Fund may invest.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown include the returns of the Target Fund’s Class A shares (adjusted to reflect the higher class-related operating expenses of each share class, where applicable) for periods prior to its inception date. Class A shares were offered prior to the inception date of Class Inst shares but have since been converted into the Target Fund’s Class Inst shares.

Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Target Fund would have substantially similar annual returns because all share classes of the Target Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Inst shares and will vary for other share classes. After-tax returns are shown for Class Inst shares are the oldest and only share class currently offered by the Target Fund.

The Target Fund’s performance prior to July 2025 reflects returns achieved by one or more different subadvisers that managed the Fund according to different principal investment strategies. If the Target Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

A Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free (800) 345-6611 or visiting columbiathreadneedleus.com.

Target Fund – Columbia Integrated Large Cap Growth Fund II

CLASS INST SHARE PERFORMANCE

Columbia Integrated Large Cap Growth Fund II
Class Inst - Annual Total Returns (calendar years 2016-2025)
60%
40%
20%
0%
-20%
-40%
-3.13%
31.87%
-3.47%
33.55%
37.94%
19.77%
-29.17%
41.75%
34.59%
15.09%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.17% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was (21.12)% (quarter ended June 30, 2022).

The Target Fund’s year-to-date total return as of June 30, 2026: 7.04%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years*
Class Inst	01/03/2017
Returns before taxes		15.09%	13.25%	15.52%
Returns after taxes on distributions		11.90%	10.38%	12.89%
Returns after taxes on distributions and sale of Fund shares		10.50%	9.77%	12.06%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		18.56%	15.32%	18.13%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		17.37%	13.59%	14.59%

* Returns shown for periods prior to the inception date for Class Inst shares include the returns of the Fund’s Class A shares through January 2, 2017. Class A shares were offered prior to the inception date of the Fund’s Class Inst shares but have since been merged into the Fund’s Class Inst shares.

Acquiring Fund

The following bar chart and table show you how the Acquiring Fund has performed in the past, and can help you understand the risks of investing in the Acquiring Fund. The bar chart shows how the Acquiring Fund’s performance has varied for each full calendar year shown.

On March 16, 2026, the Acquiring Fund commenced operations and was reorganized and assumed the financial and performance history of the predecessor to the Acquiring Fund, Columbia Integrated Large Cap Growth Fund (the “Predecessor Fund”). Performance information shown for the Acquiring Fund’s shares for all periods prior to March 16, 2026 is historical information for the Predecessor Fund’s Class Institutional 3 (Class Inst3) shares.

The Predecessor Fund’s performance prior to (i) November 18, 2025, reflects returns achieved by the Predecessor Fund pursuing the same investment objective and substantially similar principal investment strategies to those of the Acquiring Fund, (ii) December 5, 2025, reflects returns achieved by two different subadvisers that managed the Predecessor Fund prior to that date (one commencing in 2013 and the other commencing in 2022) pursuing the same investment objective and substantially similar principal investment strategies to those of the Acquiring Fund, (iii) January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the “Former Predecessor Fund”), a series of BMO Funds, Inc, that was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Predecessor Fund as it operated prior to November 18, 2025.

Performance information has not been adjusted to reflect any differences in fees and expenses between the Predecessor Fund and the Acquiring Fund. If differences in fees and expenses were reflected, or had the Predecessor Fund been structured as an ETF, or had the Predecessor Fund pursued a different investment strategy, or had the Predecessor Fund not utilized one or both of its subadvisers, the returns for all periods shown may have differed.

The following bar chart and table show you how the Acquiring Fund (and the Former Predecessor Fund for periods prior to January 21, 2022 and the Predecessor Fund for the period from that date through March 16, 2026) has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure ofperformance for markets in which the Acquiring Fund may invest.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

A Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free (800) 426-3750 or visiting columbiathreadneedleus.com/etfs.

Columbia Large Cap Growth ETF
Annual Total Returns (calendar years 2016-2025)
60%
40%
20%
0%
-20%
-40%
8.97%
28.56%
-0.86%
28.02%
29.65%
26.15%
-25.57%
41.90%
32.03%
15.17%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.30% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was (18.49)% (quarter ended June 30, 2022).

The Acquiring Fund’s year-to-date total return as of June 30, 2026: 3.95%

Average Annual Total Returns (for periods ended December 31, 2025)

	Inception Date	1 Year	5 Years	10 Years
Class Inst3	12/28/2015
Returns before taxes		15.17%	15.17%	16.66%
Returns after taxes on distributions		7.61%	10.54%	13.12%
Returns after taxes on distributions and sale of Fund shares		14.09%	11.12%	12.91%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)		18.56%	15.32%	18.13%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)		17.37%	13.59%	14.59%

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Terms of The Reorganization. The Board has approved the Agreement. While shareholders are encouraged to review the Agreement, which has been filed with the SEC as an exhibit to the registration statement of which this Combined Information Statement/Prospectus is a part, the following is a summary of certain terms of the Agreement:

•

The Reorganization is expected to occur on or about November 23, 2026, subject to receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following such approvals and satisfaction of closing conditions, the Reorganization may happen at any time agreed to by the Target Fund and the Acquiring Fund, which could be later than November 23, 2026.

•

The Target Fund will transfer all of its assets to the Acquiring Fund and, in exchange, the Acquiring Fund will assume all liabilities and obligations of the Target Fund and will issue Acquisition Shares to the Target Fund, with cash distributed pursuant to the Agreement (a) in lieu of fractional Acquisition Shares and (b) to Cash-Out Shareholders. (The liabilities and obligations of the Target Fund in the foregoing sentence, as defined in the Agreement, are referred to hereafter as the “Target Fund’s Obligations.”) Immediately after the closing of the Reorganization, the Target Fund will liquidate and distribute pro rata to its shareholders of record of its Class Inst shares, determined at the time of distribution, the Acquisition Shares received by the Target Fund, with respect to such class, with cash distributed (a) in lieu of fractional Acquisition Shares and (b) to Cash-Out Shareholders.

•

The value of the net assets of the Target Fund and of the Acquisition Shares to be issued in the Reorganization will be computed as of the close of regular trading on the NYSE on the business day immediately preceding the Closing Date of the Reorganization (the “Valuation Date”). Under the Agreement, at the Closing, the NAV of your Target Fund shares will be determined pursuant to the Acquiring Fund’s valuation procedures. Target Fund shareholders will receive cash equivalent to (a) the value of any fractional Acquisition Shares due to such shareholders in lieu of fractional Acquisition Shares and (b) the net asset value of their Target Fund shares surrendered in the Reorganization (Cash-Out Shareholders). The redemption of shareholders’ fractional Acquisition Shares will be a taxable event for such shareholders holding such shares in a taxable account and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption. The number of Acquisition Shares to be issued in exchange for the Target Fund’s assets shall be determined by dividing the value of the aggregate net assets of the Target Fund (less the value of any cash delivered to the Target Fund for distribution to Target Fund shareholders (a) in lieu of fractional Acquisition Shares and (b) to Cash-Out Shareholders) by the net asset value of one Acquisition Share as of the close of regular trading on the NYSE on the Valuation Date. For the avoidance of doubt, the Acquiring Fund will not issue fractional shares.

•

As a result, subject to certain exceptions described above, shareholders of the Target Fund will become shareholders of the Acquiring Fund. Shareholders will not incur any sales charges, redemption fee, commission or other transactional fee in connection with receiving Acquisition Shares in the Reorganization.

Conditions to Closing the Reorganization. In order for the Reorganization to be completed, all closing conditions must be satisfied or waived. The completion of the Reorganization is subject to certain conditions described in the Agreement, including among others:

•	The Target Fund and the Acquiring Fund will each have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

•	A registration statement on SEC Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

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The Target Fund and the Acquiring Fund will have received a satisfactory opinion of tax counsel to the effect that, as described in more detail below in the section entitled “U.S. Federal Income Tax Status of the Reorganization” and subject to the limitations set forth in that section, the shareholders of the Target Fund will not recognize gain or loss for U.S. federal income tax purposes upon the exchange of their Target Fund shares for the Acquisition Shares of the Acquiring Fund in connection with the Reorganization and the Target Fund will not recognize gain or loss as a direct result of the Reorganization (except with respect to cash received by the Target Fund shareholders (a) in lieu of fractional Acquisition Shares and (b) to Cash-Out Shareholders).

Termination of the Agreement. The Agreement and the transactions contemplated by it may be terminated with respect to the Reorganization by mutual agreement of CFST I and ETF Trust I at any time prior to the closing thereof, or by either CFST I or ETF Trust I in the event of a material breach of the Agreement by the other party or a failure of any condition precedent to the terminating party’s obligations under the Agreement. In the event of a termination of the Reorganization, expenses associated with the Reorganization will be borne by Columbia Threadneedle.

U.S. Federal Income Tax Status of the Reorganization. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, the Target Fund and the Acquiring Fund will receive an opinion from Faegre Drinker Biddle & Reath LLP substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications and customary assumptions with respect to the Reorganization, for U.S. federal income tax purposes:

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The transfer by the Target Fund of all its assets to the Acquiring Fund solely in exchange for Acquisition Shares (and cash (a) in lieu of fractional Acquisition Shares and (b) to Cash-Out Shareholders) and the assumption by the Acquiring Fund of all of the Target Fund’s Obligations, immediately followed by the pro rata distribution of all the Acquisition Shares and cash, as applicable, so received by the Target Fund to the Target Fund’s shareholders of record in complete liquidation of the Target Fund and the dissolution and termination of the Target Fund immediately thereafter, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

•

No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Target Fund solely in exchange for Acquisition Shares (and cash (a) in lieu of fractional Acquisition Shares and (b) to Cash-Out Shareholders) and the assumption by the Acquiring Fund of all of the Target Fund’s Obligations.

•

No gain or loss will be recognized by the Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquisition Shares (and cash (a) in lieu of fractional Acquisition Shares and (b) to Cash-Out Shareholders) and the assumption by the Acquiring Fund of all of the Target Fund’s Obligations or upon the distribution of the Acquisition Shares and cash, as applicable, so received to the Target Fund’s shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund, except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Target Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized by reason of the reorganization (1) as a result of the closing of the tax year of the Target Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction.

•

No gain or loss will be recognized by the Target Fund’s shareholders upon the exchange, pursuant to the Agreement, of all their shares of the Target Fund solely for Acquisition Shares (except with respect to cash received by the Target Fund shareholders (a) in lieu of fractional Acquisition Shares and (b) as Cash-Out Shareholders).

•

Except to the extent a shareholder receives cash, the aggregate basis of the Acquisition Shares received by the Target Fund shareholder pursuant to the Agreement will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder.

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The holding period of the Acquisition Shares received by the Target Fund shareholder in the Reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided the Target Fund shares were held as capital assets at the effective time of the Reorganization.

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The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the Reorganization, increased by any gain or decreased by any loss required to be recognized as described above.

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The holding period of the assets of the Target Fund received by the Acquiring Fund, other than an asset with respect to which gain or loss is required to be recognized as described above, will include the period during which such assets were held by the Target Fund.

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The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

No private letter ruling will be sought from the Internal Revenue Service (the “IRS”) with respect to the U.S. federal income tax consequences of the Reorganization. Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. If the Reorganization were consummated but the IRS or the courts determine that the Reorganization did not qualify as a tax-free reorganization under the Code, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss for U.S. federal income tax purposes equal to the difference between its tax basis in its Target Fund shares and the fair market value of the Acquisition Shares it received in the Reorganization. Shareholders of the Target Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances, particularly if you hold shares in a taxable account.

A portion of the portfolio assets of the Target Fund is expected to be sold by the Target Fund prior to its Reorganization. The actual tax effect of any such sales depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets and the holding period of such assets. Any capital gains recognized in these sales on a net basis, after reduction by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) and/or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Prior to the closing of the Reorganization, the Target Fund will declare and pay a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income, net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization, and may include undistributed income or gains from prior years. These distributions will generally be taxable to shareholders that hold their shares in a taxable account. Such distributions may include distributions taxable as ordinary income or as long-term capital gains.

A Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of the Reorganization. First, a Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund to the extent such pre-acquisition losses exceed an annual limitation amount. Second, one Fund’s pre-acquisition losses cannot be used to offset gains in another Fund that are unrealized (“built in”) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, the Target Fund’s capital loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the capital gains of the Acquiring Fund for the taxable year of the Reorganization that is equal to the portion of the Acquiring Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay U.S. federal income tax sooner, or pay more U.S. federal income tax, than they would have had the Reorganization not occurred.

In addition, if the Reorganization qualifies as tax-free, the combined Fund will have tax attributes that reflect a blending of the tax attributes of each Fund at the time of the Reorganization (including as affected by the rules described above). Therefore, the shareholders of the Target Fund will receive a proportionate share of any unrealized gains in the combined Fund’s assets, as well as any taxable income or gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such income or gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, any pre-acquisition losses of the Target Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the combined Fund after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Target Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The tax-free nature of the Reorganization and the realized and unrealized gains and losses of each Fund at the time of the Reorganization will determine the extent to which the combining Funds’ respective losses will be available to reduce gains realized by the Acquiring Fund following the Reorganization, and consequently the extent to which the Acquiring Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case absent the Reorganization. The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganization and thus cannot be calculated precisely prior to the Reorganization.

Capitalization. The following tables show the capitalization of the Target Fund and the Acquiring Fund as of the dates indicated and on a pro forma basis, assuming the proposed Reorganization had taken place as of the dates indicated.

Reorganization of the Target Fund into the Acquiring Fund as of June 30, 2026

Fund	Net assets	Net asset value per share	Shares outstanding
Target Fund (Current)
Class Inst(1)	$87,888,878	$22.50	3,906,966

Total	$87,888,878		3,906,966

Acquiring Fund (Current)(2)
ETF Shares	$64,897,307	$11.28	5,752,656

Total	$64,897,307		5,752,656

Acquiring Fund (Pro Forma)(2), (3)
ETF Shares	$152,671,968	$11.28	13,534,098

Total	$152,671,968		13,534,098

(1)	Shareholders of the Target Fund will receive shares of the Acquiring Fund upon closing of the Reorganization as contemplated in the Agreement.

(2)

Assumes the Reorganization was consummated on June 30, 2026 and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Target Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(3)	Adjustments to pro forma net assets reflect one time accounting, legal and other costs of the reorganization as approved by the Board of $114,217 to be borne by the Target Fund.

The information in the capitalization tables above is for informational purposes only. There is no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Target Fund and Acquiring Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Target Fund and the Acquiring Fund as well as due to market fluctuations. Accordingly, the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after such date. For Information regarding the principal shareholders for the Target Fund, see “Exhibit B – Ownership of Fund Shares.”

Board Considerations. The Reorganization was reviewed and unanimously approved with respect to the Target Fund at a meeting of the Board, with the advice and assistance of Fund counsel and independent legal counsel to the Board. The Board of the Acquiring Fund also unanimously approved the Reorganization. At a regular meeting of the Board and Committees thereof in June 2026, the Board considered the Reorganization of the Target Fund, as proposed by Columbia Threadneedle. In connection with those Board and Committee meetings, Columbia Threadneedle and its affiliates provided background materials, analyses and other information to the Board regarding, among other things, the topics discussed below, including responses to specific requests by the Board, and responded to questions raised by each Board and Committee member at those meetings.

After the Board reviewed, evaluated and discussed the materials, analyses and information provided to it that the Board considered relevant to its deliberations, a majority of the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) (“Independent Trustees”) thereof voting separately, approved the Reorganization of the Target Fund. Prior to doing so, a majority of the Board, including a majority of the Independent Trustees, determined that participation by the Target Fund in its Reorganization was in the best interests of the Target Fund and that the interests of existing shareholders of the Target Fund would not be diluted as a result of the Reorganization.

In considering the proposed Reorganization, the Board considered the following significant factors, among others and in no order of priority:

•	the Reorganization was recommended by Columbia Threadneedle as the investment manager to the Target Fund and the Acquiring Fund;

•	the terms and conditions of the Reorganization;

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the total annual operating expenses that shareholders of the Target Fund are expected to experience as shareholders of the Acquiring Fund after the Reorganization relative to the total annual operating expenses and total annual operating expenses after fee waivers and/or expense reimbursements currently borne by such shareholders, including that such expenses are expected to decline as a result of the Reorganization (see the sections above entitled “Fees and Expenses” contained in the synopsis of the Reorganization in “Section A – The Reorganization”);

•	both Funds focus on growth companies included in the Russell 1000® Growth Index and use that index as their primary performance benchmark;

•	alternatives to the Reorganization, including liquidation, and management’s view that the Target Fund is unlikely to achieve long-term economic viability;

•	the Reorganization is not anticipated to result in the decline in the level of portfolio management services provided to the Target Fund;

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the historical performance of the Target Fund and the Acquiring Fund, recognizing that no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Reorganization;

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the potential benefits to shareholders of an ETF structure, including: (1) through the use of in-kind transactions in connection with creations and redemptions of shares of the Acquiring Fund, which may contribute to lower portfolio transaction costs and greater tax efficiency, as well as additional potential tax efficiencies as ETFs generally experience fewer portfolio transactions that mutual funds due to the secondary market liquidity of the ETF structure; (2) less cash drag on performance because the Acquiring Fund is not required to buy back or redeem shares directly from retail shareholders and, as a result, portfolio managers do not have to maintain cash in order to provide liquidity for redemptions; and (3) more flexible trading of ETF shares because investors have the ability to buy or sell ETF shares throughout the day at the current market price;

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the tax efficiencies of an ETF structure as compared to a mutual fund structure, including that ETFs typically acquire securities from and deliver securities to Authorized Participants in the creation and redemption process on an in-kind basis and avoid the realization of taxable capital gains within the ETF in such transactions. Accordingly, investors in an ETF frequently are only subject to capital gains taxes on their investment in the ETF when they sell their ETF shares. In contrast, when portfolio securities are sold within a mutual fund, the sale can cause the recognition of capital gains within the mutual fund that generally would cause a taxable distribution to all shareholders of the mutual fund—even if the shareholders may have an unrealized loss on their overall mutual fund investment. As a result, shareholders of the Acquiring Fund may pay less in taxes than they would if they held similar investments in the Target Fund, although no assurances can be given in this regard;

•	the risks associated with an ETF structure, including among others, shares liquidity risk;

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the Reorganization is anticipated to be treated as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that, with respect to the Reorganization, shareholders of the Target

Fund will recognize no gains or losses on the exchange of their Target Fund shares for shares of the Acquiring Fund (except with respect to cash received by Target Fund shareholders (a) in lieu of fractional Acquisition Shares and (b) as Cash-Out Shareholders), the Target Fund will recognize no gains or losses on the transfer of its assets to the Acquiring Fund, the Acquiring Fund will recognize no gain or loss on receipt of the assets of the Target Fund, and the Acquiring Fund will acquire the Target Fund’s assets with the same tax basis and tax holding periods such assets had in the Target Fund’s hands immediately prior to the Reorganization. (see “U.S. Federal Income Tax Status of the Reorganization” above);

•	the management and administrative fees of the Target Fund as compared to the unitary fee of the Acquiring Fund;

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the daily transparency of portfolio holdings of the Acquiring Fund, which will allow for trading participants to manage their risk and more accurately price shares in the secondary market and will offer financial advisors and their clients an understanding of their portfolio risk each day;

•	the Acquiring Fund will be the accounting, and performance survivor following the Reorganization;

•	the revenue impact of the Reorganization on Columbia Threadneedle and its affiliates;

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the service provider arrangements for the Acquiring Fund, including the expense structure, as well as the distribution capabilities of Columbia Threadneedle and its affiliates and third-party service providers; and

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the expenses of the Reorganization are expected to be borne by the Target Fund to the extent that such fees and expenses do not exceed the anticipated reduction in expenses that shareholders of the Target Fund will realize in the first year following the Reorganization. Any amounts in excess of this limit will be borne by Columbia Threadneedle;

•	the fundamental investment policies of the Target Fund and Acquiring Fund do not differ materially;

•

that Target Fund shareholders not wishing to hold shares of the Acquiring Fund could redeem their shares of the Target Fund at any time prior to closing of the Reorganization without penalty, while Target Fund shareholders wishing to retain their investment in an ETF with a similar investment strategy managed in the same way by Columbia Threadneedle and overseen by the Board could do so; and

•

both the Target Fund and the Acquiring Fund have investment advisory agreements with Columbia Threadneedle. However, the Investment Management Services Agreement (IMSA) of the Acquiring Fund differs from the Target Fund’s advisory agreement (Management Agreement) with Columbia Threadneedle in two key respects – (i) the Management Agreement covers both advisory and administration services and the IMSA covers only advisory services and (ii) the fee under the IMSA fee is a “unitary fee” that covers not only fees for advisory and administration services (as does the fee under the Management Agreement) but also all other services other than a list of expenses explicitly excluded.

The Board also considered that there may be circumstances where a Target Fund shareholder will not be able to hold shares of the Acquiring Fund. Shareholders of the Target Fund must have a brokerage account that is permitted to hold ETF shares in order to transact in shares of the Acquiring Fund. If Target Fund shareholders do not hold their Target Fund shares through a brokerage account that can hold shares of an ETF, their shares will be liquidated, and the proceeds will be sent to the shareholder of record and will be a taxable event. Additionally, omnibus retirement plan recordkeepers may not be able to include ETF shares on their platforms, and in such a case a retirement plan investor may be required by its retirement plan recordkeeper to redeem the Target Fund’s shares prior to the Reorganization.

In addition, the Board considered that because the Acquiring Fund does not issue fractional shares, Target Fund shareholders will receive cash equivalent to (a) the value of fractional Acquisition Shares due to such shareholders and (b) to the net asset value of their Target Fund shares surrendered in the Reorganization as Cash-Out Shareholders, the distribution of which is expected to be de minimis and will be a taxable event to any such shareholder holding shares in a taxable account.

In their deliberations, the Board members did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors.

After consideration of these and other factors it deemed appropriate, the Board determined that the Reorganization of the Target Fund as proposed by Columbia Threadneedle is in the best interests of the Target Fund and its shareholders and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization. The Board, including the Independent Trustees, unanimously approved the Reorganization of the Target Fund.

THE BOARD VOTED UNANIMOUSLY TO APPROVE THE REORGANIZATION AND THE AGREEMENT.

SECTION B — ADDITIONAL INFORMATION APPLICABLE TO THE ACQUIRING FUND

Below is information regarding the Acquiring Fund. All references to a “Fund” in this Section B refer to the Acquiring Fund, unless otherwise noted.

Principal Risks of the Acquiring Fund

An investment in the Acquiring Fund involves risks. Descriptions of these risks are provided below the table. There is no assurance that the Acquiring Fund will achieve its investment objective and you may lose money. The value of the Acquiring Fund’s holdings may decline, and the Acquiring Fund’s NAV and share price may go down. Shares of the Fund bought on a trading exchange may fluctuate and you could lose money. An investment in the Acquiring Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Acquiring Fund will vary over time depending on the composition of the Acquiring Fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Acquiring Fund.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, Fund shares may trade at a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs. Additionally, the Fund could possibly face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

Early/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell these securities.

Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

Fund Shares Liquidity Risk. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. There is no guarantee that the Fund will be able to attract market makers and Authorized Participants. There is no obligation for market makers to make a market in the Fund’s shares or for Authorized Participants to submit purchase or redemption orders for creation units. Accordingly, if such parties determine not to perform their respective functions, this could, such as during times of market stress, in turn, lead to variances between the market price of the Fund’s shares and the underlying value of those shares and bid/ask spreads could widen. Trading in Fund shares on the Exchange also may be disrupted or even halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be subject to trading halts caused by extraordinary market volatility pursuant to the Exchange

“circuit breaker” rules. There also can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund’s shares will continue to be met or will remain unchanged.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund and could result in a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs.

Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Market Price Relative to NAV Risk. Shares of the Fund may trade at prices that vary from Fund NAV. Shares of the Fund are listed for trading on the Exchange and are bought and sold in the secondary market at market prices that may differ, in some cases significantly, from their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in response to changes in NAV, as well as the relative supply of, and demand for, Fund shares on the Exchange. Fund shares may trade at a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs. Columbia Threadneedle cannot predict whether Fund shares will trade below, at or above their NAV. Price differences may result because of, among other factors, supply and demand forces in the secondary trading market for Fund shares. It is expected that these forces generally will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings. In this regard, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Different investment strategies or techniques, including those intended to be defensive in nature, including, as examples, stop loss orders to sell an ETF’s shares in the secondary market during negative market events or conditions, such as a “flash crash” or other market disruptions, may not work as intended and may produce significant losses to investors. Investors should consult their financial intermediary prior to using any such investment strategies or techniques, or before investing in the Fund.

Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs.

Secondary Market Trading Risk. Investors buying or selling Fund shares will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the bid price) and the price at which an investor is willing to sell Fund shares (the ask price). The Difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause widening of bid/ask spreads.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.

Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers andbusinesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Portfolio Managers. Information about the portfolio managers primarily responsible for overseeing the Acquiring Fund’s investments is shown below. The Acquiring Fund’s Statement of Additional Information (“SAI”) provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of shares of the Acquiring Fund.

Portfolio Manager	Title	Role with Fund	Since

Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2012*
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023**
Raghavendran Sivaraman, Ph.D, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023**

*

Includes portfolio management services provided to the Former Predecessor Fund from 2012 to 2022 and the Predecessor Fund from 2022 until March 16, 2026. See “Synopsis of Reorganization – Comparison of Performance” above.

**	Includes portfolio management services provided to Predecessor Fund prior to March 16, 2026. See “Synopsis of Reorganization – Comparison of Performance” above.

Mr. Hans joined Columbia Threadneedle in December 2021. He previously served as a Director and PortfolioManager at BMO Asset Management Corp., which he joined in 2008. Mr. Hans began his investment career in 1998and earned a B.S. from Miami University and an M.B.A. from the University of Notre Dame.

Mr. Nusinzon joined Columbia Threadneedle in 2020. Mr. Nusinzon began his investment career in 1997 and earned a B.S.E. from the University of Pennsylvania and an M.B.A. from the Chicago Booth School of Business.

Dr. Sivaraman joined one of the Columbia Management legacy firms or acquired business lines in 2007. Dr.Sivaraman began his investment career in 2007 and earned a B.Tech. in Computer Science Engineering from theIndian Institute of Technology, Madras and a Ph.D. in Operations Research from the Massachusetts Institute ofTechnology.

Additional Investment Strategies and Policies. This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.

In addition to any instruments mentioned in the Fund’s principal investment strategies, the Fund may also invest in derivatives, including forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures), options (including options on futures) and swaps (including portfolio and total return swaps), as well as cash, cash equivalents and money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this Combined Information Statement/Prospectus or as otherwise required by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s investment in the security or asset.

Holding Other Kinds of Investments

The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Fund’s SAI. The Fund may choose not to invest in certain securities described herein and in the Fund’s SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com/etfs.

Transactions in Derivatives

The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as “SOFR”)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the Fund’s SAI.

Affiliated Funds Investing in the Fund

Columbia Threadneedle or an affiliate serves as investment adviser to funds using Columbia brand (“Columbia Funds”), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as “Underlying Funds”), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and Columbia Threadneedle seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although Columbia Threadneedle or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when Columbia Threadneedle or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. Columbia Threadneedle or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.

Investing in Money Market Funds

The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by Columbia Threadneedle or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary. The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

Fund Website and Disclosure of Portfolio Holdings

Information about the Fund may be found at columbiathreadneedleus.com/etfs. Among other things, this website includes the Summary Prospectus, the prospectus and the SAI, when available, the Fund’s annual and semiannual reports and information on the Fund’s net asset value, market price, premiums/discounts, and bid-ask spreads, among other information.

Each day the Fund is open for business, it publicly disseminates the Fund’s full portfolio holdings as of the close of the previous business day through its website at columbiathreadneedleus.com/etfs. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which may be delivered in exchange for purchases and redemptions of Creation Units as discussed below and in the SAI, are publicly disseminated each business day prior to the opening of trading on the Exchange via the National Securities Clearing Corporation (“NSCC”).

Additional Information on Portfolio Turnover

A fund that replaces, or turns over, more than 100% of its investments in a year may be considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. Also, a high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions and other transaction costs will have on its returns. The Fund may sell securities regardless of how long they’ve been held. A higher portfolio turnover rate may reduce the relative potential tax efficiency of the Fund compared with traditional mutual funds except potentially in cases where accomplished through redemptions in kind.

Understanding Annual Fund Operating Expenses

The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the “Section A – The Reorganization – Summary—Fees and Expenses” section of this Combined Information Statement/Prospectus, generally are based on estimated expenses for the Fund’s current fiscal period and are expressed as a percentage (expense ratio) of the Fund’s average net assets. The expense ratio reflects the Fund’s fee arrangements as of the date of this Combined Information Statement/Prospectus. The Fund’s annual operating expenses are comprised of (i) investment management fees and (ii) other expenses. No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees.

Primary Service Provider Contracts

The Fund enters into contractual arrangements (“Service Provider Contracts”) with various service providers, including, among others, Columbia Threadneedle, the administrator, the distributor, the transfer agent and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, the Fund’s prospectus, SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.

The Investment Manager

Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser to Columbia Funds, including the Fund. Columbia Threadneedle is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). Columbia Threadneedle’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, Columbia Threadneedle acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, Columbia Threadneedle manages the day-to-day operations of the Fund.

The SEC has issued an order that permits Columbia Threadneedle, subject to the approval of the Board, to appoint affiliated and unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. Columbia Threadneedle and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Threadneedle discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, Columbia Threadneedle has not engaged any investment subadviser for the Fund.

The Fund pays Columbia Threadneedle a fee for its investment management services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. The fee is 0.35% of the Fund’s average daily net assets on all assets. In return for this fee (which is sometimes referred to as a unitary or unified fee), Columbia Threadneedle has agreed to pay the operating costs and expenses of the Fund other than the following expenses, which will be paid by the Fund: taxes, interest incurred on borrowing by the Fund, if any, brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses, infrequent and/or unusual expenses, including without limitation litigation expenses, expenses incurred in connection with lending securities, and any other expenses approved by the Board.

A discussion regarding the basis for the Board’s approval of the adoption of the Fund’s investment management services agreement with Columbia Threadneedle is available in the Fund’s Form N-CSR for the fiscal year period ended March 31, 2026.

Other Service Providers

ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, CO 80203, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares.

State Street Bank and Trust Company, One Congress Street, Boston, MA 02114, serves as the administrator, fund accountant, transfer agent and custodian for the Fund.

PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest

Columbia Threadneedle provides various services to the Fund and other Columbia Funds for which it is compensated. Ameriprise Financial and its affiliates may also provide other services to these funds and be compensated for them.

Columbia Threadneedle and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of Columbia Threadneedle, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Columbia Threadneedle and other Ameriprise Financial affiliates related to the management/administration of the Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by Columbia Threadneedle and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/ managed by Columbia Threadneedle and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of Columbia Threadneedle and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including Columbia Threadneedle, and the Fund.

Columbia Threadneedle and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services - Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest section of the Acquiring Fund’s SAI. Investors should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.

Buying and Selling Fund Shares

Shares of the Acquiring Fund are issued or redeemed by the Fund at NAV per share only in Creation Units, typically of 50,000 shares.

Shares trade on the secondary market, which is where most retail investors will buy and sell shares. It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the Fund. Thus, certain information in the Fund’s prospectus is not relevant to most retail investors. For example, information about buying and redeeming Creation Units directly from the Fund and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, the Acquiring Fund’s shares are not redeemable with the Fund. Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

Buying and Selling Acquiring Fund Shares on the Secondary Market

The Fund issues or redeems its shares at NAV per share only in Creation Units and only to Authorized Participants (or “APs”). Most investors will buy and sell shares in secondary market transactions through brokers or other financial intermediaries, and therefore must have an account with them to buy and sell shares. Shares can be bought or sold through your financial intermediary throughout the trading day like shares of any publicly traded issuer. When buying or selling shares through a financial intermediary, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. The price at which you buy or sell shares (i.e., the market price) may be more (a premium to) or less than (a discount to) the NAV of the shares. Unless imposed by your financial intermediary, there is no minimum dollar amount you must invest in the Fund and no minimum number of shares you must buy. The Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. The Fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction at any time. With respect to foreign common stocks, the Fund may pay redemption proceeds more than seven (but no more than fifteen) calendar days after the Fund’s shares are tendered for redemption as a result of local market holidays.

Shares of Columbia Large Cap Growth ETF are listed on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”) under the symbol: REGS.

NYSE Arca is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling shares on the Exchange or in the secondary markets, please contact your financial intermediary.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding shares of the Fund and is recognized as the owner of all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of Fund Shares certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your financial intermediary, which will provide you with account statements, confirmations of your purchases and sales of shares, and other information. Your financial intermediary also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Fund.

Share Trading Prices. The trading prices of the Fund’s shares may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand for the Fund’s shares, the prices of the Fund’s investments, economic conditions and other factors. The Exchange or another market information provider intends to disseminate the approximate value of the Fund’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

Additional Information about Buying and Selling Acquiring Fund Shares

Continuous Offering. Authorized Participants should be aware of certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that Authorized Participants perform with respect to the sale of shares could, depending on the circumstances, result in Authorized Participants being deemed to be a participant in the distribution, in a manner that could render Authorized Participants a statutory underwriter and subject Authorized Participants to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the “Securities Act”). For example, Authorized Participants could be deemed a statutory underwriter if Authorized Participants purchase Creation Units from the issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if Authorized Participants choose to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause Authorized Participants to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an unsold allotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Active Investors and Market Timing

With respect to the Acquiring Fund, the Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because investors primarily transact in Fund shares on the secondary market. Frequent trading of shares on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capital gains or otherwise harm Fund shareholders because these trades do not involve the issuance or redemption of Fund shares.

The Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between an Authorized Participant and the Distributor, and accepted by the Transfer Agent, principally in exchange for a basket of securities. With respect to such trades directly with the Fund to the extent effected in-kind (i.e., for securities), they generally would not cause the harmful effects that may result from frequent cash trades.

The Board recognizes that to the extent that the Fund allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. The Board also recognizes, however, that direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. Further, the Fund may employ fair valuation pricing to minimize the potential for dilution. Moreover, the Fund imposes transaction fees on purchases and redemptions of Creation Units reflecting the fact that the Fund’s costs increase in those circumstances. The Fund reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

Determination of Net Asset Value

FUNDamentalsTM
NAV Calculation
The Fund calculates its NAV as follows:
NAV = (Value of assets) – (Liabilities) (Number of outstanding shares)

FUNDamentalsTM
Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. For purposes of this section only, the Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Columbia Threadneedle as the Fund’s valuation designee. Columbia Threadneedle, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.

If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security’s fair value pursuant to the Valuation Policy. In addition, Columbia Threadneedle may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or

(4) significant domestic or foreign market fluctuations. The Fund uses various criteria in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when Columbia Threadneedle uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund’s performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

Distributions and Taxes

Distributions to Shareholders. A fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).

Funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund - which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

Brokers may make available to their customers who own shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole shares of the distributing Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Fund	Declaration Schedule	Distribution Schedule
Columbia Large Cap Growth ETF	Annually	Annually

The Fund may declare or pay distributions of net investment income more frequently.

Each time a distribution is made, the NAV per share is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest in a Fund, check the Fund’s distribution schedule, which is available at Columbia Funds’ website, columbiathreadneedleus.com, and/or by calling 800.426.3750.

Taxes. You should be aware of the following considerations applicable to the Fund:

•

The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify for treatment as a regulated investment company would result in Fund-level taxation, and consequently, a reduction in income available for distribution to you and in the NAV of your shares. Even if the Fund qualifies for treatment as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains.

•

Taxable distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. Certain events may require the Fund to sell significant amounts of appreciated securities and make large dividends relative to the Fund’s NAV. Such events may include portfolio rebalancing or fund mergers. The Fund generally provides estimates of expected capital gain dividends (if any) prior to the distribution on columbiathreadneedleus.com/etfs.

•

From time to time, a distribution from the Fund could constitute a return of capital. A return of capital is a return of an amount of your original investment and is not a distribution of income or capital gain from the Fund. Therefore, a return of capital is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•

If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” that is taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

•

Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer’s modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer’s “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund.

•

Certain derivative instruments when held in the Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

•

Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term capital gain or loss, as described further in the Funds’ SAI.

•

Income and proceeds received by the Fund from sources within foreign countries may be subject to foreign taxes. If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares, including those paid in securities or other instruments, usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and your adjusted tax basis in the shares, which is generally the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.

•

Your broker will be responsible for furnishing tax reporting information for Fund shares held in a nonqualified account, shareholder reports, and other communications from the Fund. For sales or exchanges of Fund shares acquired in a nonqualified account after 2011, your broker is required to report basis and holding period information to you and the Internal Revenue Service (IRS). Your broker may offer a choice of basis calculation methods. Contact your broker to determine which basis methods are available for your account.

•

The Fund or, in the case of sales of Fund shares in the secondary market, your broker, will generally be required by federal law to withhold tax on any distributions and proceeds paid to you if you have not provided a correct taxpayer identification number (TIN) or have not certified to the Fund or its agent, or your broker, as the case may be, that withholding does not apply.

•

For Authorized Participants Purchasing and Redeeming in Creation Units: An Authorized Participant that exchanges equity securities for one or more Creation Units will generally recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between (i) the market value of the Creation Unit(s) at the time and, (ii) the exchanger’s aggregate basis in the securities surrendered plus (or minus) the amount of cash calculated in connection with creations (the Cash Component) paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between (i) the exchanger’s basis in the Creation Unit(s) and, (ii) the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisors with respect to whether wash sale rules apply and when a loss might be deductible. Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Additionally, Authorized Participants who are dealers in securities are subject to the tax rules applicable to dealers, which may result in tax consequences to such Authorized Participants different from those set forth above.

FUNDamentalsTM
Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in a Fund. It is not intended as a substitute for careful tax planning. Your investment in a Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the Funds’ SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in a Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Premium/Discount Information. Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at columbiathreadneedleus.com/etfs.

Exhibit A

Financial Highlights

The financial highlights tables below are designed to help you understand the Target Fund’s and the Acquiring Fund’s financial performance.

Financial Highlights — Target Fund

The following table is intended to help you understand the financial performance of Columbia Integrated Large Cap Growth Fund II (the “Target Fund”) for the past five fiscal years. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Fund, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.

	Year Ended March 31,

Institutional Class	2026	2025	2024	2023	2022
Per share data
Net asset value, beginning of period	$18.69	$19.35	$14.50	$17.81	$19.34
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.02)	(0.01)	0.02	(0.04)

Net realized and unrealized gain (loss)	2.62	1.59	5.81	(2.01)	1.52

Total from investment operations	2.59	1.57	5.80	(1.99)	1.48
Distributions to shareholders
Distributions from net investment income	—	—	(0.01)	(0.02)	—

Distributions from net realized gains	(2.32)	(2.23)	(0.94)	(1.30)	(3.01)

Total distributions to shareholders	(2.32)	(2.23)	(0.95)	(1.32)	(3.01)

Net asset value, end of period	$18.96	$18.69	$19.35	$14.50	$17.81

Total return	14.20%	7.43%	41.29%	(9.89%)	6.57%
Ratios to average net assets
Total gross expenses(a)	0.78%(b)	0.75%(b)	0.76%	0.78%	0.75%(b)

Total net expenses(a),(c)	0.74%(b)	0.74%(b)	0.74%	0.74%	0.74%(b)

Net investment income (loss)	(0.18%)	(0.10%)	(0.06%)	0.16%	(0.19%)
Supplemental data
Net assets, end of period (in thousands)	$78,742	$4,032,093	$4,243,536	$3,803,733	$4,059,795

Portfolio turnover	86%	52%	44%	83%	53%

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interfund lending expense which is less than 0.01%.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights — Acquiring Fund

The following table is intended to help you understand the financial performance of Columbia Large Cap Growth ETF (the “Acquiring Fund”). Certain information reflects financial results for a single Acquiring Fund share. Per share net investment income (loss) for the past five fiscal years or, if shorter, the Fund’s period of operations. The financial highlights for all periods shown are those of the Predecessor Fund. Certain information reflects financial results for a single Predecessor Fund share. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund assuming all dividends and distributions had been reinvested. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Predecessor Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. The information for the three most recent fiscal years has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Fund and the Predecessor Fund, whose report, along with the Predecessor Fund’s financial statements, is included in the Predecessor Fund’s Form N-CSR, which is available upon request. The information for the fiscal year ended August 31, 2022 has been derived from the financial statements audited by the Predecessor Fund’s former independent registered public accounting firm and, for the fiscal year ended August 31, 2021, audited by the Former Predecessor Fund’s independent registered public accounting firm.

	Year Ended March 31, 2026(a),(b)	Year Ended August 31,
		2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Per share data
Net asset value, beginning of period	$23.75	$22.33	$16.93	$18.52	$27.69	$22.56
Income (loss) from investment operations:
Net investment income	0.01	0.04	0.03	0.06	0.06	0.08

Net realized and unrealized gain (loss)	(0.02)	4.20	5.42	2.76	(4.43)	6.88

Total from investment operations	(0.01)	4.24	5.45	2.82	(4.37)	6.96
Less distributions to shareholders from:
Net investment income	—	(0.02)	(0.05)	(0.08)	(0.09)	(0.11)

Net realized gains	(14.02)	(2.80)	—	(4.33)	(4.71)	(1.72)

Total distributions to shareholders	(14.02)	(2.82)	(0.05)	(4.41)	(4.80)	(1.83)

Net asset value, end of period	$9.72	$23.75	$22.33	$16.93	$18.52	$27.69

Total Return at NAV	(4.96)%	19.64%	32.24%	20.78%	(18.97)%	33.19%
Ratios to average net assets
Total gross expenses(c)	0.87%(d),(e)	0.82%	0.83%	0.87%	0.61%(e)	0.43%

Total net expenses(c),(f),(g)	0.46%(d),(e)	0.43%	0.41%	0.40%	0.40%(e)	0.39%

Net investment income	0.11%	0.17%	0.16%	0.37%	0.26%	0.36%
Supplemental data
Net assets, end of period (in thousands)	$67,061	$91,568	$160,223	$115,941	$68,507	$339,707

Portfolio turnover	28%	44%	45%	48%	42%	50%

Notes to Financial Highlights

(a)

Effective March 16, 2026, pursuant to an Agreement and Plan of Reorganization (the Reorganization), the Columbia Integrated Large Cap Growth Fund (the Predecessor Fund) transferred all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring

Fund) in exchange for shares of the Acquiring Fund. Following the Reorganization, performance and financial history of the Predecessor Fund have been adopted by the Acquiring Fund and will be used going forward. Amounts disclosed are inclusive of Institutional 3 Class of the Predecessor Fund, prior to the Reorganization. Refer to Note 1. Organization, in the Notes to Financial Statements, for more information

(b)	For the period from September 1, 2025 to March 31, 2026. During the period, the Fund’s fiscal year end was changed from August 31 to March 31.

(c)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Ratios include reorganization fee expenses. If reorganization fee expenses had been excluded, expenses would have been lower by 0.04%.

(e)	Ratios include interfund lending expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)

Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the Fund’s acquisition of the assets of the BMO Large-Cap Growth Fund, which occurred on January 21, 2022.

Exhibit B

Ownership of Fund Shares

Each person who owns, directly or indirectly, of record more than 25% of the outstanding shares of a Fund, by virtue of its fiduciary roles with respect to its clients or otherwise, may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund. A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders.

As of June 30, 2026 the Acquiring Fund did not have any control persons. If the Reorganizations were to occur as of June 30, 2026, the Acquiring Fund would not have any control persons.

The following table provides information on each person who may be deemed to be a control person of a Fund as of June 30, 2026 because it owns, directly or indirectly, of record more than 25% of the outstanding shares of such Fund, by virtue of its fiduciary roles with respect to its clients or otherwise. The table also provides information on shareholders who owned of record or, to the knowledge of a Fund, beneficially, more than 5% of any class of the Fund’s outstanding shares as of June 30, 2026. As of May 31, 2026, the officers and directors/trustees of each Fund, as a group, owned less than 1% of the outstanding shares of each class of such Fund.

Fund	Shareholder Name and Address	Percent of Class held	Percent of Fund held if greater than 25%
Target Fund – Class Inst	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	99.99%	99.99%

Acquiring Fund – ETF Shares	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	22.71%	N/A
	LPL FINANCIAL LLC 1055 LPL WAY Fort Mill, SC 29715	19.41%	N/A
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD. JERSEY CITY, NJ 07310	16.22%	N/A

B-1

Exhibit C

Comparison of Organizational Documents

The table below highlights certain key terms of the Declarations of Trust and By-Laws of the Target Fund and the Acquiring Fund.

Policy	Columbia Funds Series Trust I	Columbia ETF Trust I
Shareholder Liability

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims any power to bind a shareholder personally or require payment beyond amounts the shareholder personally agrees to pay, and directs that all persons with claims against the trust look solely to trust assets for payment.

If a shareholder is nonetheless held personally liable solely by reason of being a shareholder, the Declaration of Trust provides that such shareholder is entitled to indemnification out of the assets of the applicable series.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust’s obligations. The Declaration of Trust, however, disclaims any power to bind a shareholder personally or require payment beyond amounts the shareholder personally agrees to pay, and directs all persons with claims against the trust to look solely to trust assets.

If a shareholder is nonetheless held personally liable solely by reason of being a shareholder, the Declaration of Trust entitles such shareholder to indemnification out of the assets of the applicable series.

Shareholder Voting Rights	Shareholders have the power to vote only (i) for the election of trustees, (ii) to the extent provided in the Declaration of Trust as to whether or not a court action, proceeding, or claim should be brought or maintained derivatively or as a class action on behalf of the trust or the shareholders, (iii) with respect to the termination of the trust or any series or class, and (iv) with respect to such additional matters relating to the trust as may be required by applicable law (including the Investment Company Act of 1940), the Declaration of Trust, the Bylaws, or any registration of the trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable.	Shareholders have the power to vote only (i) for the election of trustees, (ii) to the extent provided in the Declaration of Trust as to whether a court action, proceeding, or claim should be brought or maintained derivatively or as a class action on behalf of the trust or the shareholders, (iii) with respect to the termination of the trust or any series or class, and (iv) with respect to such additional matters relating to the trust as may be required by applicable law (including the Investment Company Act of 1940), the Declaration of Trust, the Bylaws, or any registration of the trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable.

Each whole share (or fractional share) outstanding on the record date is entitled to a number of votes equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date. On any matter submitted to a vote of shareholders, all shares of the trust then entitled to vote are voted in the aggregate as a single class without regard to series or class, except (1) when required by

Each whole share (or fractional share) outstanding on the record date is entitled to a number of votes equal to the net asset value of the share in U.S. dollars determined at the close of business on the record date. On any matter submitted to a vote of shareholders, all shares of the trust then entitled to vote are voted in the aggregate as a single class without regard to series or class, except (1) when required by the Investment

Policy	Columbia Funds Series Trust I	Columbia ETF Trust I
	the Investment Company Act of 1940 or when the trustees have determined that the matter affects one or more series or classes materially differently, in which case shares are voted by individual series or class, and (2) when the matter affects only the interests of one or more series or classes, in which case only shareholders of such series or classes are entitled to vote. There is no cumulative voting in the election of trustees.	Company Act of 1940 or when the trustees have determined that the matter affects one or more series or classes materially differently, in which case shares are voted by individual series or class, and (2) when the matter affects only the interests of one or more series or classes, in which case only shareholders of such series or classes are entitled to vote. There is no cumulative voting in the election of trustees.
Shareholder Meetings

Meetings of the shareholders may be called by the trustees for the purpose of electing trustees and for such other purposes as may be prescribed by law, by the Declaration of Trust, or by the Bylaws. Meetings may also be called by the trustees from time to time for the purpose of taking action upon any other matter deemed by the trustees to be necessary or desirable. A meeting of shareholders may be held at any place designated by the trustees.

Notice of any meeting of shareholders, stating the time and place of the meeting, must be given by the trustees to each shareholder by mailing such notice, postage prepaid, at least seven days before the meeting at the shareholder’s address as it appears on the records of the trust, or by facsimile or other electronic transmission at least seven days before the meeting to the telephone or facsimile number or e-mail or other electronic address most recently furnished to the trust or its agent by the shareholder. A written waiver of notice executed by a shareholder or his or her duly authorized attorney before or after the meeting and filed with the records of the meeting is deemed equivalent to such notice.

The trust is not required to hold annual meetings of shareholders, and the Declaration of Trust does not grant shareholders the right to call a meeting on their own initiative; meetings are called by the trustees. Any action that may be taken by shareholders may also be taken without a meeting if shareholders holding a majority of the shares entitled to vote on the matter, and a majority of the shares of any series or class

Meetings of shareholders may be called by the trustees for the purpose of electing trustees and for such other purposes as may be prescribed by law, by the Declaration of Trust, or by the Bylaws. Meetings may also be called by the trustees from time to time for the purpose of taking action any matter deemed by the trustees to be necessary or desirable. A meeting of shareholders may be held at any place designated by the trustees.

Notice of any meeting of shareholders, stating the time and place of the meeting, must be given by the trustees to each shareholder by mailing such notice, postage prepaid, at least seven days before the meeting at the shareholder’s address as it appears on the records of the trust, or by facsimile or other electronic transmission at least seven days before the meeting to the telephone or facsimile number or e-mail or other electronic address most recently furnished to the trust or its agent by the shareholder. A written waiver of notice executed by a shareholder before or after the meeting and filed with the records of the meeting is deemed equivalent to such notice.

The trust is not required to hold annual meetings of shareholders, and the governing documents do not grant shareholders the right to call a meeting on their own initiative; meetings are called by the trustees. Any action that may be taken by shareholders may also be taken without a meeting if shareholders holding a majority of the shares entitled to vote on the matter, and a majority of any series or class entitled to vote separately on the matter, consent in writing

Policy	Columbia Funds Series Trust I	Columbia ETF Trust I

entitled to vote separately on the matter, consent to the action in writing and such written consents are filed with the records of the meetings of shareholders.

The placing of a shareholder’s name on a proxy pursuant to telephonic or electronically transmitted instructions obtained pursuant to procedures reasonably designed to verify that such instructions have been authorized by such shareholder constitutes execution of such proxy by or on behalf of such shareholder.

and such consents are filed with the records of the meetings of shareholders.

The placing of a shareholder’s name on a proxy pursuant to telephonic or electronically transmitted instructions obtained pursuant to procedures reasonably designed to verify that such instructions have been authorized by such shareholder constitutes execution of such proxy by or on behalf of such shareholder.

Shareholder Quorum

Except when a larger quorum is required by law, the Bylaws, or the Declaration of Trust, 30% of the votes entitled to be cast constitutes a quorum at a shareholders’ meeting. When one or more series or classes votes as a single class separate from other shares voting on the same matters, 30% of the votes entitled to be cast by each such class constitutes a quorum for that class.

Any meeting may be adjourned by a majority of votes properly cast, whether or not a quorum is present, and held as adjourned within a reasonable time without further notice. When a quorum is present, a majority of shares voted decides any question and a plurality elects a trustee, except when a larger vote is required. If a question would adversely affect the rights of any series or class, the vote of a majority of such series or class, voting separately, is also required.

Except when a larger quorum is required by law, the Bylaws, or the Declaration of Trust, 30% of the votes entitled to be cast constitutes a quorum at a shareholders’ meeting. When one or more series or classes votes as a single class separate from other shares voting on the same matters, 30% of the votes entitled to be cast by each such class constitutes a quorum for that class.

Any meeting may be adjourned by a majority of votes properly cast, whether or not a quorum is present, and held as adjourned within a reasonable time without further notice. When a quorum is present, a majority of shares voted decides any question and a plurality elects a trustee, except when a larger vote is required. If a question would adversely affect the rights of any series or class, the vote of a majority of such series or class, voting separately, is also required.

Trustee Power to Amend Organizational Document	The Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then trustees, provided that notice of such amendment is transmitted promptly to shareholders of record at the close of business on the effective date of such amendment. Notice to shareholders is not required for amendments having the purpose of supplying any omission, curing any ambiguity, or curing, correcting, or supplementing any defective or inconsistent provision, or having any other purpose which is ministerial or clerical in nature. Shareholder approval is not required for amendments to the Declaration of Trust.	The Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then trustees, provided that notice of such amendment is transmitted promptly to shareholders of record at the close of business on the effective date of such amendment. Notice to shareholders is not required for amendments having the purpose of supplying any omission, curing any ambiguity, or curing, correcting, or supplementing any defective or inconsistent provision, or having any other purpose which is ministerial or clerical in nature. Shareholder approval is not required for amendments to the Declaration of Trust.

Policy	Columbia Funds Series Trust I	Columbia ETF Trust I

In addition, the trustees have the power to amend the Declaration of Trust without shareholder action so as to add to, delete, replace, or otherwise modify any provisions relating to the shares for the purpose of (i) responding to or complying with any regulations, orders, rulings, or interpretations of any governmental agency or any laws applicable to the trust, or (ii) designating and establishing additional series or classes; provided that the trustees must determine that any such amendment is consistent with the fair and equitable treatment of all shareholders.

The Bylaws may be amended or repealed, in whole or in part, by a majority of the trustees then in office at any meeting of the trustees, or by written consent in lieu thereof, without shareholder approval.

In addition, the trustees have the power to amend the Declaration of Trust without shareholder action so as to add to, delete, replace, or otherwise modify any provisions relating to the shares for the purpose of (i) responding to or complying with any regulations, orders, rulings, or interpretations of any governmental agency or any laws applicable to the trust, or (ii) designating and establishing additional series or classes; provided that the trustees must determine that any such amendment is consistent with the fair and equitable treatment of all shareholders.

The Bylaws may be amended or repealed, in whole or in part, by a majority of the trustees then in office at any meeting of the trustees, or by written consent in lieu thereof, without shareholder approval.

Termination of Trust

The trust continues indefinitely unless terminated in accordance with the Declaration of Trust. The trust may be terminated at any time by vote of at least 66-2/3% of the shares of each series, voting separately, or by the trustees upon written notice to shareholders. Any individual series or class may be similarly terminated.

Upon termination, after satisfying all charges, taxes, expenses, and liabilities attributable to the applicable series or class, the trustees shall reduce the remaining assets to distributable form and distribute the proceeds ratably to shareholders according to the number of shares held as of the date of termination.

The trust continues indefinitely unless terminated in accordance with the Declaration of Trust. The trust may be terminated at any time by vote of at least 66-2/3% of the shares of each series, voting separately, or by the trustees upon written notice to shareholders. Any individual series or class may be similarly terminated.

Upon termination, after satisfying all charges, taxes, expenses, and liabilities attributable to the applicable series or class, the trustees shall reduce the remaining assets to distributable form and distribute the proceeds ratably to shareholders according to the number of shares held as of the date of termination.

Merger or Consolidation

The trust or any series may consolidate, merge with, or transfer all or substantially all assets to or from other entities organized under U.S. state laws, pursuant to a trustee-approved reorganization plan.

Unless otherwise required by applicable law, such transactions effected pursuant to a plan of reorganization approved by a majority of the trustees may be authorized without shareholder approval.

The trust or any series may consolidate, merge with, or transfer all or a substantial portion of its assets to or from other entities organized under U.S. state laws, pursuant to a trustee-approved reorganization plan.

Unless otherwise required by applicable law, such transactions effected pursuant to a plan of reorganization approved by a majority of the trustees may be authorized without shareholder approval.

Policy	Columbia Funds Series Trust I	Columbia ETF Trust I
Removal of Trustees

Trustees may fix their number, fill vacancies, and remove trustees with or without cause. Any trustee may resign by written instrument effective upon receipt. Removed or resigned trustees have no right to subsequent compensation. Death, resignation, removal, or incapacity of trustees does not annul the trust.

Shareholders may elect trustees as required by the Investment Company Act of 1940, including at any meeting of shareholders called for that purpose, and may elect a trustee’s successor, who shall serve during the continued lifetime of the trust until he or she dies, resigns, or is removed, or until the next such meeting and the election and qualification of his or her own successor, whichever occurs sooner.

Trustees may fix their number, fill vacancies, and remove trustees with or without cause. Any trustee may resign by written instrument effective upon receipt. Removed or resigned trustees have no right to subsequent compensation. Death, resignation, removal, or incapacity of trustees does not annul the trust.

Shareholders may elect trustees as required by the Investment Company Act of 1940, including at any meeting of shareholders called for that purpose, and may elect a trustee’s successor, who shall serve during the continued lifetime of the trust until he or she dies, resigns, or is removed, or until the next such meeting and the election and qualification of his or her own successor, whichever occurs sooner.

Trustee Liability

No trustee, officer, employee, or agent of the trust is subject to any liability whatsoever to any person in connection with trust property or the affairs of the trust. A trustee is liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of trustee, and is not liable for errors of judgment or mistakes of fact or law. The trustees may rely on the advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and shall have no liability for any act or omission taken in accordance with such advice.

No special appointment, designation, or identification of a trustee—including as chairman, lead independent trustee, committee member, or audit committee financial expert—shall impose any greater duty, obligation, or liability, or affect such trustee’s entitlement to indemnification. The trustees are not required to give any bond as such, nor any surety if a bond is required.

No trustee, officer, employee, or agent of the trust is subject to any liability whatsoever to any person in connection with trust property or the affairs of the trust. A trustee is liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of trustee, and is not liable for errors of judgment or mistakes of fact or law. The trustees may rely on the advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and shall have no liability for any act or omission taken in accordance with such advice.

No special appointment, designation, or identification of a trustee—including as chairman, lead independent trustee, committee member, or audit committee financial expert—shall impose any greater duty, obligation, or liability, or affect such trustee’s entitlement to indemnification. The trustees are not required to give any bond as such, nor any surety if a bond is required.

Trustee Indemnification	The trust indemnifies each trustee and officer, including persons serving at the trust’s request as directors, officers, or trustees of another organization in which the	The trust indemnifies each trustee and officer, including persons serving at the trust’s request as directors, officers, or trustees of another organization in which the

Policy	Columbia Funds Series Trust I	Columbia ETF Trust I

trust has an interest (each, a “Covered Person”), to the fullest extent permitted by applicable law, against all liabilities and expenses — including amounts paid in satisfaction of judgments, compromises, fines, penalties, and reasonably incurred counsel fees — arising from any pending, threatened, or contemplated action, suit, or proceeding (whether civil, criminal, administrative, or regulatory) by reason of any alleged act or omission as a Covered Person. Indemnification is not available where a Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the trust, nor against any liability to the trust or its shareholders arising from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

The trust may advance expenses, including counsel fees (but excluding judgment amounts, compromises, fines, or penalties), upon receipt of an undertaking to repay if indemnification is ultimately not authorized, provided that (a) appropriate security has been furnished, (b) the trust is insured against losses from such advances, or (c) a majority of disinterested trustees or independent legal counsel has determined there is reason to believe the Covered Person will be found entitled to indemnification.

As to matters disposed of without court adjudication on disqualifying conduct, indemnification is provided if approved by a majority of disinterested trustees or supported by independent legal counsel’s written opinion determining good faith and the absence of disqualifying conduct. The rights of indemnification are not exclusive of other rights, and the trust may purchase and maintain liability insurance on behalf of any Covered Person.

trust has an interest (each, a “Covered Person”), to the fullest extent authorized by applicable law, against all liabilities and expenses — including amounts paid in satisfaction of judgments, compromises, fines, penalties, and reasonably incurred counsel fees — arising from any pending, threatened, or contemplated action, suit, or proceeding (whether civil, criminal, administrative, or regulatory) by reason of any alleged act or omission as a Covered Person. Indemnification is not available where a Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the trust, nor against any liability to the trust or its shareholders arising from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

The trust may advance expenses, including counsel fees (but excluding judgment amounts, compromises, fines, or penalties), upon receipt of an undertaking to repay if indemnification is ultimately not authorized, provided that (a) appropriate security has been furnished, (b) the trust is insured against losses from such advances, or (c) a majority of disinterested trustees or independent legal counsel has determined there is reason to believe the Covered Person will be found entitled to indemnification.

As to matters disposed of without court adjudication on disqualifying conduct, indemnification is provided if approved by a majority of disinterested trustees or supported by independent legal counsel’s written opinion determining good faith and the absence of disqualifying conduct. The rights of indemnification are not exclusive of other rights, and the trust may purchase and maintain liability insurance on behalf of any Covered Person.

Dividends	Trustees distribute at least annually to each series’ shareholders an amount approximately equal to that series’ net income, in shares, cash, or otherwise, and	Trustees distribute at least annually to each series’ shareholders an amount approximately equal to that series’ net income, in shares, cash, or otherwise, and

Policy	Columbia Funds Series Trust I	Columbia ETF Trust I

may authorize additional distributions solely from that series’ assets.

Dividends and distributions are paid pro rata based on shares held as of the record date. Trustees may adjust valuation methods as permitted by law, and negative net income constitutes a shareholder liability to that series.

may authorize additional distributions solely from that series’ assets.

Dividends and distributions are paid pro rata based on shares held as of the record date. Net income and net asset value per share are determined at least daily under the Bylaws in accordance with the Investment Company Act of 1940 and trustee-authorized procedures. Negative net income constitutes a shareholder liability to that series.

Involuntary Redemption of Accounts

The trust may, at its option and at any time, redeem shares of any shareholder at net asset value: (i) if such shareholder owns shares of any series or class having an aggregate net asset value below an amount determined from time to time by the trustees; or (ii) to the extent such shareholder owns shares equal to or exceeding a percentage of the outstanding shares of the trust or of any series or class, as determined from time to time by the trustees. Net asset value for purposes of any such redemption is determined in accordance with the Investment Company Act of 1940, the rules and regulations thereunder, and any related procedures or policies adopted or authorized by the trustees.

The redemption price may be paid wholly or partly in kind if the trustees determine such payment is advisable in the interest of the remaining shareholders of the relevant series. The fair value, selection, and quantity of any securities or other property delivered as all or part of the redemption price may be determined by or under authority of the trustees.

The trust may, at its option and at any time, redeem shares of any shareholder at net asset value: (i) if such shareholder owns shares of any series or class having an aggregate net asset value below an amount determined from time to time by the trustees; (ii) to the extent such shareholder owns shares equal to or exceeding a percentage of the outstanding shares of the trust or of any series or class, as determined from time to time by the trustees; or (iii) upon such other conditions as may from time to time be determined by the trustees. Net asset value for purposes of any such redemption is determined in accordance with the Investment Company Act of 1940, the rules and regulations thereunder, and any related procedures or policies adopted or authorized by the trustees.

The redemption price may be paid wholly or partly in kind if the trustees determine such payment is advisable in the interest of the remaining shareholders of the relevant series. The fair value, selection, and quantity of any securities or other property delivered as all or part of the redemption price may be determined by or under authority of the trustees.

The information contained in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JULY 17, 2026

STATEMENT OF ADDITIONAL INFORMATION

August 17, 2026

This Statement of Additional Information (the “SAI”) relates to the reorganization (the “Reorganization”) of Columbia Integrated Large Cap Growth Fund II (the “Target Fund”), a series of Columbia Funds Series Trust I (“CFST I”) into Columbia Large Cap Growth ETF (the “Acquiring Fund”), a series of Columbia ETF Trust I (“ETF Trust I”).

This SAI contains information which may be of interest to shareholders of the Target Fund, but which is not included in the combined Information Statement/Prospectus dated August 17, 2026 (the “Combined Information Statement/Prospectus”) which relates to the Reorganization.

This SAI is not a prospectus and should be read in conjunction with the Combined Information Statement/Prospectus. As described in the Combined Information Statement/Prospectus, the Reorganization would involve: (i) the acquisition of the assets and assumption of the liabilities and obligations of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund (“Acquisition Shares”) of equal value to the net assets of the Target Fund being acquired (less the value of any cash delivered to the Target Fund for distribution to Target Fund shareholders (a) in lieu of any fractional Acquisition Shares that would have otherwise been distributable to such shareholders and (b) who do not have a brokerage account to receive Acquiring Fund Shares and instead receive a distribution of cash equal to the net asset value of their Target Fund shares surrendered in the Reorganization (“Cash-Out Shareholders”)); (ii) the pro rata distribution of such shares to the shareholders of the Target Fund, with cash distributed (a) in lieu of fractional Acquisition Shares and (b) to Cash-Out Shareholders, and (iii) the complete liquidation and dissolution of the Target Fund, all upon the terms and conditions set forth in the Agreement and Plan of Reorganization (the “Agreement”). The Combined Information Statement/Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge at columbiathreadneedleus.com, by calling toll-free 800.426.3750, or by writing to Columbia Funds, 290 Congress Street, Boston, Massachusetts 02210.

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND	1

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	1

SUPPLEMENTAL FINANCIAL INFORMATION	1

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE TARGET FUND

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this SAI by reference:

Acquiring Fund: Columbia Large Cap Growth ETF (SEC File nos. 333-209996 and 811-22736)

•	the statement of additional information of ETF Trust I dated July 14, 2026, as supplemented and amended to date; and

•	the audited financial statements and other information included in the Form N-CSR filing of Columbia Large Cap Growth ETF for the fiscal year ended March 31, 2026.

Target Fund: Columbia Integrated Large Cap Growth Fund II (SEC File nos. 2-99356 and 811-04367)

•	the statement of additional information of CFST I dated July 1, 2026, as supplemented and amended to date; and

•	the audited financial statements and other information included in the Form N-CSR filing of Columbia Integrated Large Cap Growth Fund II for the fiscal year ended March 31, 2026.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees of the Acquiring Fund, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, of ETF Trust I, has selected PricewaterhouseCoopers LLP (“PwC”), 45 South Seventh Street, Suite 3400 Minneapolis, Minnesota 55402, to act as the independent registered public accounting firm for the Acquiring Fund, providing audit and tax return review services and assistance and consultation in connection with the review of various SEC filings.

The audited financial statements of Columbia Integrated Large Cap Growth Fund II filed on Form N-CSR for the fiscal year ended March 31, 2026 are incorporated by reference into this SAI and have been so included and incorporated in reliance upon the reports of PwC, given their authority as experts in auditing and accounting.

The audited financial statements of Columbia Large Cap Growth ETF (and its predecessor fund) filed on Form N-CSR for the fiscal year ending March 31, 2026 are incorporated by reference into this SAI and have been so included and incorporated in reliance upon the reports of PwC, given their authority as experts in auditing and accounting.

SUPPLEMENTAL FINANCIAL INFORMATION

The following supplemental financial information regarding the Acquiring Fund is provided pursuant to Rule 6-11(d)(2) under Regulation S-X in lieu of pro forma financial statements for the Acquiring Fund that would otherwise be required under Regulation S-X.

•	Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

•

A table showing the fees and expenses of the Target Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “SUMMARY-Fees and Expenses” of the Combined Information Statement/Prospectus.

•

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Target Fund is eligible to be held by the Acquiring Fund. However, it is anticipated that approximately 3% of the Target Fund’s holdings will be aligned or sold and the proceeds invested in securities that the Acquiring Fund wishes to hold. The Target Fund will bear its own costs related to such portfolio repositioning, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable. These costs are expected to be minimal, if any, because of the significant portfolio overlap between the Target Fund and the Acquiring Fund.

1

•	There are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.

2

COLUMBIA ETF TRUST I

PART C

OTHER INFORMATION

PART C. OTHER INFORMATION

Item 15. — Indemnification

Article Five of the Bylaws of Registrant provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and each of its other trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) (i.e., those who are employees or officers of any investment adviser to Registrant or any affiliated person thereof) (Covered Persons) to the fullest extent authorized by applicable law against all liabilities and expenses in connection with the defense or disposition of any proceeding in which such Covered Person may be or may have been involved or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a trustee or officer or by reason of his or her being or having been such a Covered Person, all as more fully set forth in the Registrant’s Bylaws, which have been filed as an exhibit to this registration statement.

Section 17(h) of the Investment Company Act of 1940 (the 1940 Act) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant’s Declaration of Trust provides that nothing in the Declaration of Trust shall protect any trustee or officer against any liabilities to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position with or on behalf of the Registrant and the Registrant’s Bylaws provides that no indemnification will be made in violation of the provisions of the 1940 Act.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the 1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (SEC), such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.

Item 16.	Exhibits

Information About the Filing that Includes the Document that is Incorporated by Reference

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(1)(a)(1)	Declaration of Trust effective June 8, 2012	Incorporated by Reference	Columbia ETF Trust I	333-209996	Registration Statement	(a)	8/16/2012

(1)(a)(2)	Amended and Restated Declaration of Trust, effective April 15, 2016	Incorporated by Reference	Columbia ETF Trust I	333-209996	Pre-Effective Amendment#1 on Form N-1A	(a)(2)	5/31/2016

(1)(a)(3)	Amendment No. 1 to the Agreement and Declaration of Trust, dated November 14, 2017	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment#7 on Form N-1A	(a)(3)	2/28/2018

(1)(a)(4)	Amendment No. 2 to the Agreement and Declaration of Trust, dated June 19, 2018	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #10 on Form N-1A	(a)(4)	7/17/2018

(1)(a)(5)	Amendment No. 3 to the Agreement and Declaration of Trust, dated June 19, 2019	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #15 on Form N-1A	(a)(5)	7/26/2019

(1)(a)(6)	Amendment No. 4 to the Agreement and Declaration of Trust, dated October 9, 2020	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #20 on Form N-1A	(a)(6)	2/25/2021

(1)(a)(7)	Amendment No. 5 to the Agreement and Declaration of Trust, dated July 19, 2021	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #23 on Form N-1A	(a)(7)	9/17/2021

(1)(a)(8)	Amendment No. 6 to the Agreement and Declaration of Trust, dated September 16, 2021	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #23 on Form N-1A	(a)(8)	9/17/2021

(1)(a)(9)	Amendment No. 7 to the Agreement and Declaration of Trust, dated March 11, 2022	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #27 on Form N-1A	(a)(9)	3/18/2022

(1)(a)(10)	Amendment No. 8 to the Agreement and Declaration of Trust, dated October 14, 2022	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #28 on Form N-1A	(a)(10)	12/12/2022

(1)(a)(11)	Amendment No. 9 to the Agreement and Declaration of Trust, dated March 10, 2023	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #32 on Form N-1A	(a)(11)	3/31/2023

Information About the Filing that Includes the Document that is Incorporated by Reference

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(1)(a)(12)	Amendment No. 10 to the Agreement and Declaration of Trust, dated June 27, 2024	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #39 on Form N-1A	(a)(12)	8/20/2024

(1)(a)(13)	Amendment No. 11 to the Agreement and Declaration of Trust, dated September 27, 2024	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #40 on Form N-1A	(a)(13)	12/19/2024

(1)(a)(14)	Amendment No. 12 to the Agreement and Declaration of Trust, dated February 28, 2025	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #42 on Form N-1A	(a)(14)	4/24/2025

(1)(a)(15)	Amendment No. 13 to the Agreement and Declaration of Trust, dated September 5, 2025	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #46 on Form N-1A	(a)(15)	9/19/2025

(1)(a)(16)	Amendment No. 14 to the Agreement and Declaration of Trust, dated March 19, 2026	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #52 on Form N-1A	(a)(16)	4/23/2026

(2)	By-laws, as amended October 2, 2020	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #20 on Form N-1A	(b)	2/25/2021

(3)	Not Applicable

(4)	Agreement and Plan of Reorganization	Filed herewith

(5)	Articles III and V of the Registrant’s Amended and Restated Declaration of Trust dated April 15, 2016, defining the rights of holders of securities being registered	Incorporated by Reference	Columbia ETF Trust I	333-209996	Pre-Effective Amendment#1 on Form N-1A	(a)(2)	5/31/2016

(6)(a)(1)	Investment Management Services Agreement between Columbia Management Investment Advisers, LLC and the Registrant, dated April 19, 2016	Incorporated by Reference	Columbia ETF Trust I	333-209996	Pre-Effective Amendment#1 on Form N-1A	(d)(1)	5/31/2016

Information About the Filing that Includes the Document that is Incorporated by Reference

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(6)(a)(1)(i)	Schedule A, dated March 19, 2026, to the Investment Management Services Agreement between Columbia Management Investment Advisers, LLC and the Registrant, dated April 19, 2016	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #53 on Form N-1A	(d)(1)(i)	05/22/2026

(7)(a)(1)	Distribution Agreement between Columbia ETF Trust I and ALPS Distributors, Inc., dated April 16, 2018	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #10 on Form N-1A	(e)(1)	7/17/2018

(7)(a)(1)(i)	Amendment No. 1, dated June 20, 2018, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #10 on Form N-1A	(e)(1)(i)	7/17/2018

(7)(a)(1)(ii)	Amendment No. 2, dated June 21, 2019, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018, as amended June 20, 2018	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #15 on Form N-1A	(e)(1)(ii)	7/26/2019

(7)(a)(1)(iii)	Amendment No. 3, dated March 26, 2020, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018, as amended June 20, 2018	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #20 on Form N-1A	(e)(1)(iii)	2/25/2021

(7)(a)(1)(iv)	Amendment No. 4, dated September 16, 2021, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018, as amended June 20, 2018 and March 26, 2020	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #23 on Form N-1A	(e)(1)(iv)	9/17/2021

(7)(a)(1)(v)	Amendment No. 5, dated March 11, 2022, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018, as amended June 20, 2018, March 26, 2020 and September 16, 2021	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #27 on Form N-1A	(e)(1)(v)	3/18/2022

Information About the Filing that Includes the Document that is Incorporated by Reference

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(7)(a)(1)(vi)	Amendment No. 6, dated October 14, 2022, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018, as amended June 20, 2018, April 16, 2018, September 16, 2021 and March 11, 2022	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #31 on Form N-1A	(e)(1)(vi)	2/28/2023

(7)(a)(1)(vii)	Amendment No. 7, dated December 15, 2022, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018, as amended June 20, 2018, March 26, 2020, September 16, 2021, March 11, 2022 and October 14, 2022	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #32 on Form N-1A	(e)(1)(vii)	3/31/2023

(7)(a)(1)(viii)	Amendment No. 8, dated June 1, 2024, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018, as amended June 20, 2018, March 26, 2020, September 16, 2021, March 11, 2022, October 14, 2022 and December 15, 2022	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #37 on Form N-1A	(e)(1)(viii)	5/30/2024

(7)(a)(1)(ix)	Amendment No. 9, dated June 27, 2024, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018, as amended June 20, 2018, March 26, 2020, September 16, 2021, March 11, 2022, October 14, 2022, December 15, 2022 and June 1, 2024	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #39 on Form N-1A	(e)(1)(ix)	8/20/2024

(7)(a)(1)(x)	Amendment No. 10, dated February 28, 2025, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018, as amended June 20, 2018, March 26, 2020, September 16, 2021, March 11, 2022, October 14, 2022, December 15, 2022, June 1, 2024 and June 27, 2024	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #42 on Form N-1A	(e)(1)(x)	4/24/2025

Information About the Filing that Includes the Document that is Incorporated by Reference

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(7)(a)(1)(xi)	Amendment, effective December 1, 2025, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018, as amended June 20, 2018, March 26, 2020, September 16, 2021, March 11, 2022, October 14, 2022, December 15, 2022, June 1, 2024, June 27, 2024 and February 28, 2025	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #47 on Form N-1A	(e)(1)(xi)	12/2/2025

(7)(a)(1)(xii)	Amendment, effective December 10, 2025, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018, as amended June 20, 2018, March 26, 2020, September 16, 2021, March 11, 2022, October 14, 2022, December 15, 2022, June 1, 2024, June 27, 2024, February 28, 2025 and December 1, 2025	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #48 on Form N-1A	(e)(1)(xii)	12/17/2025

(7)(a)(1)(xiii)	Amendment, effective March 22, 2026, to the Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated April 16, 2018, as amended June 20, 2018, March 26, 2020, September 16, 2021, March 11, 2022, October 14, 2022, December 15, 2022, June 1, 2024, June 27, 2024, February 28, 2025, December 1, 2025 and December 10, 2025	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #52 on Form N-1A	(e)(1)(xiii)	4/23/2026

(8)	Deferred Compensation Plan, adopted as of December 31, 2020	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #20 on Form N-1A	(f)	2/25/2021

(9)	Custody Agreement, effective November 1, 2025, with State Street Bank and Trust Company	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(g)(6)	11/3/2025

(10)(a)(1)	Distribution and Service Plan, dated April 19, 2016	Incorporated by Reference	Columbia ETF Trust I	333-209996	Pre-Effective Amendment#1 on Form N-1A	(m)	5/31/2016

Information About the Filing that Includes the Document that is Incorporated by Reference

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(10)(a)(2)	Schedule A, adopted April 19, 2016, amended and restated March 19, 2026, to Distribution and Service Plan, dated April 19, 2016	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #53 on Form N-1A	(m)(1)(i)	05/22/2026

(11)	Opinion and consent of Ropes & Gray LLP as to the legality of the securities being registered	Filed herewith

(12)	Opinion and consent of Faegre Drinker Biddle & Reath LLP supporting the tax matters discussed in the Combined Information Statement/Prospectus	To be filed by amendment

(13)(a)(1)	Administration Agreement, effective November 1, 2025, between State Street Bank and Trust Company and Columbia ETF Trust I and Columbia ETF Trust II	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #47 on Form N-1A	(h)(1)(xi)	12/2/2025

(13)(b)(1)	Transfer Agency and Service Agreement, effective November 1, 2025, between State Street Bank and Trust Company and Columbia ETF Trust I and Columbia ETF Trust II	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #47 on Form N-1A	(h)(2)(viii)	12/2/2025

(13)(c)(1)	Amended and Restated Credit Agreement, as of October 23, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(h)(11)	11/3/2025

(13)(d)(1)	Sublicense Agreement, dated September 20, 2017, by and between Columbia Management Investment Advisers, LLC and Columbia ETF Trust I for the use of the Bloomberg Indexes and Bloomberg Marks	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment#5 on Form N-1A	(h)(13)	9/22/2017

(13)(d)(1)(i)	Exhibit A, effective September 20, 2021, to Sublicense Agreement, dated September 20, 2017, by and between Columbia Management Investment Advisers, LLC and Columbia ETF Trust I for the use of the Bloomberg Indexes and Bloomberg Marks by Columbia Diversified Fixed Income Allocation ETF, Columbia Multi-Sector Municipal Income ETF and Columbia Short Duration Bond ETF	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #23 on Form N-1A	(h)(6)(i)	9/17/2021

Information About the Filing that Includes the Document that is Incorporated by Reference

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(13)(e)	License Agreement, dated September 24, 2019, by and between Columbia Management Investment Advisers, LLC and Columbia ETF Trust I for the use of the Beta Advantage Research Enhanced U.S. Equity Index and the Beta Advantage Research Enhanced U.S. Value Index	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #17 on Form N-1A	(h)(5)	9/25/2019

(13)(f)	License Agreement, dated June 26, 2025, by and between Columbia Management Investment Advisers, LLC and Columbia ETF Trust I for the use of the Beta Advantage® Research Enhanced International Equity Index	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #45 on Form N-1A	(h)(6)	9/12/2025

(13)(g)	Fund of Funds Investment Agreement, dated January 19, 2022, between The Select Sector SPDR Trust and Columbia ETF Trust I	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #25 on Form N-1A	(h)(7)	2/25/2022

(13)(h)	Fund of Funds Investment Management Agreement, dated as of June 24, 2022, between E-Valuator Funds Trust and Columbia ETF Trust I and Columbia ETF Trust II	Incorporated by Reference	Columbia ETF Trust II	333-155709	Post-Effective Amendment #114 on Form N-1A	(h)(9)	7/27/2022

(13)(i)	Fund of Funds Investment Management Agreement, dated as of June 23, 2023, between The Lazard Funds, Inc. and Columbia ETF Trust I and Columbia ETF Trust II	Incorporated by Reference	Columbia ETF Trust II	333-155709	Post-Effective Amendment #115 on Form N-1A	(h)(9)(ii)	7/26/2023

(13)(j)	Fee Waiver Agreement, effective March 1, 2026	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #49 on Form N-1A	(h)(10)	2/26/2026

(13)(k)	Form of Indemnification Agreement	Incorporated by Reference	Columbia Acorn Trust	2-34223	Post-Effective Amendment #120 on Form N-1A	(h)(8)	7/18/2025

(13)(l)	Initial Capital Agreement	Incorporated by Reference	Columbia ETF Trust I	333-209996	Pre-Effective Amendment#1 on Form N-1A	(l)	5/31/2016

Information About the Filing that Includes the Document that is Incorporated by Reference

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(13)(m)	Code of Ethics adopted under Rule 17j-1 for Registrant, effective March 2019	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #68 on Form N-1A	(p)(1)	4/26/2019

(13)(n)	Columbia Threadneedle Investments Global Personal Account Dealing and Code of Ethics, effective September 2025	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #48 on Form N-1A	(p)(2)	12/17/2025

(14)(a)	Consent of Independent Registered Public Accounting Firm of Columbia Integrated Large Cap Growth Fund II (PricewaterhouseCoopers LLP)	Filed herewith

(14)(b)	Consent of Independent Registered Public Accounting Firm of Columbia Large Cap Growth ETF (PricewaterhouseCoopers LLP)	Filed herewith

(15)	Not applicable.

(16)	Trustees’ Power of Attorney to sign this Registration Statement and all amendments hereto	Filed herewith

(17)	Not applicable.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

EXHIBIT INDEX

Exhibit No.		Description

(4)		Agreement and Plan of Reorganization

(11)		Opinion and consent of Ropes & Gray LLP as to the legality of the securities being registered

(14)	(a)	Consent of Independent Registered Public Accounting Firm of Columbia Integrated Large Cap Growth Fund II (PricewaterhouseCoopers LLP)

(14)	(b)	Consent of Independent Registered Public Accounting Firm of Columbia Large Cap Growth ETF (PricewaterhouseCoopers LLP)

(16)		Trustees’ Power of Attorney to sign this Registration Statement and all amendments hereto

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, COLUMBIA ETF TRUST I, by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 17th day of July 2026.

COLUMBIA ETF TRUST I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of July 2026.

Signature	Capacity	Signature	Capacity

/s/ Michael G. Clarke	President (Principal Executive Officer)	/s/ Douglas A. Hacker*	Trustee
Michael G. Clarke		Douglas A. Hacker

/s/ Charles Chiesa	Chief Financial Officer, Principal Financial Officer	/s/ Ryan C. Larrenaga	Trustee
Charles Chiesa		Ryan C. Larrenaga

/s/ Marybeth Pilat Marybeth Pilat	Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer	/s/Amrit Kanwal* Amrit Kanwal	Trustee

/s/ Pamela G. Carlton*	Chair of the Board	/s/ Nancy T. Lukitsh*	Trustee
Pamela G. Carlton		Nancy T. Lukitsh

/s/ George S. Batejan*	Trustee	/s/ Jeninne C. McGee*	Trustee
George S. Batejan		Jeninne C. McGee

/s/ Kathleen A. Blatz*	Trustee	/s/ David M. Moffett*	Trustee
Kathleen A. Blatz		David M. Moffett

/s/ Janet Langford Carrig*	Trustee	/s/ Catherine James Paglia*	Trustee
Janet Langford Carrig		Catherine James Paglia

/s/ J. Kevin Connaughton*	Trustee	/s/ Natalie A. Trunow*	Trustee
J. Kevin Connaughton		Natalie A. Trunow

/s/ Olive M. Darragh*	Trustee	/s/ Sandra L. Yeager*	Trustee
Olive M. Darragh		Sandra L. Yeager

/s/ Brian J. Gallagher*	Trustee
Brian J. Gallagher

*	By:	/s/ Ryan C. Larrenaga
	Name:	Ryan C. Larrenaga**
Attorney-in-fact

**

Executed by Ryan C. Larrenaga on behalf of each applicable Trustee pursuant to a Power of Attorney incorporated by reference to the Registration Statement of the Registrant on Form N-14, filed herewith.